Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2012
Entity Registrant Name	dei_EntityRegistrantName	DundeeWealth Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001365151
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	duwf
Document Creation Date	dei_DocumentCreationDate	Dec 3, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec 21, 2012
Prospectus Date	rr_ProspectusDate	Dec 1, 2012
Dynamic Energy Income Fund Prospectus | Dynamic Energy Income Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWEIX
Dynamic Energy Income Fund Prospectus | Dynamic Energy Income Fund | Class II Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWEJX
Dynamic Energy Income Fund Prospectus | Dynamic Energy Income Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWEKX
Dynamic Global Growth Fund Prospectus | Dynamic Global Growth Fund | Dynamic Global Growth Fund - Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWGGX
Dynamic World Growth Fund Prospectus | Dynamic World Growth Fund | Dynamic World Growth Fund - Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWGNX
Dynamic Canadian Equity Income Fund Prospectus | Dynamic Canadian Equity Income Fund | Dynamic Canadian Equity Income Fund - Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWGIX
Dynamic Canadian Equity Income Fund Prospectus | Dynamic Canadian Equity Income Fund | Dynamic Canadian Equity Income Fund - Class II Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWGJX
Dynamic Canadian Equity Income Fund Prospectus | Dynamic Canadian Equity Income Fund | Dynamic Canadian Equity Income Fund - Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWGKX
Dynamic Contrarian Advantage Fund Prospectus | Dynamic Contrarian Advantage Fund | Dynamic Contrarian Advantage Fund - Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWGVX
Dynamic Contrarian Advantage Fund Prospectus | Dynamic Contrarian Advantage Fund | Dynamic Contrarian Advantage Fund - Class II Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWGWX
Dynamic Discovery Fund Prospectus | Dynamic Discovery Fund | Dynamic Discovery Fund - Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWGDX
Dynamic Discovery Fund Prospectus | Dynamic Discovery Fund | Dynamic Discovery Fund - Class II Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWGEX
Dynamic Gold & Precious Metals Fund Prospectus | Dynamic Gold & Precious Metals Fund | Dynamic Gold & Precious Metals Fund - Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWGOX
Dynamic Gold & Precious Metals Fund Prospectus | Dynamic Gold & Precious Metals Fund | Dynamic Gold & Precious Metals Fund - Class II Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWGPX
Dynamic Gold & Precious Metals Fund Prospectus | Dynamic Gold & Precious Metals Fund | Dynamic Gold & Precious Metals Fund - Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWGQX
Dynamic U.S. Growth Fund Prospectus | Dynamic U.S. Growth Fund | Dynamic U.S. Growth Fund - Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWUGX
Dynamic U.S. Growth Fund Prospectus | Dynamic U.S. Growth Fund | Dynamic U.S. Growth Fund - Class II Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWUHX
Dynamic U.S. Growth Fund Prospectus | Dynamic U.S. Growth Fund | Dynamic U.S. Growth Fund - Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWUIX

Dynamic Energy Income Fund Prospectus | Dynamic Energy Income Fund
DYNAMIC ENERGY INCOME FUND
Investment Objective:
The investment objective of the Dynamic Energy Income Fund (the “Fund”) is to seek to achieve high income generation and long-term growth of capital.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dynamic Energy Income Fund Prospectus Dynamic Energy Income Fund		Class I Shares	Class II Shares		Institutional Shares
Management Fees		0.90%	0.90%		0.90%
Shareholder Servicing Fee		0.10%	0.25%		none
Other Expenses		0.73%	0.88%	[1]	0.63%	[1]
Total Annual Fund Operating Expenses		1.63%	1.78%		1.53%
Fee Waivers and Reimbursements	[2]	(0.54%)	(0.54%)		(0.54%)
Total Annual Fund Operating Expenses After Fee Waiver		1.09%	1.24%		0.99%
[1]	"Other Expenses" for Institutional Shares and Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
[2]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.99% for Institutional Shares, 1.09% for Class I Shares and 1.24% for Class II Shares until January 31, 2014. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

Expense Example Dynamic Energy Income Fund Prospectus Dynamic Energy Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Shares	278	1,130	2,067	4,698
Class II Shares	126	498	905	2,042
Institutional Shares	10,098	42,109	77,406	176,941

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78.92% of the average value of its portfolio.

Principal Investment Strategy:

The Fund invests, under normal market conditions, at least 80% of its assets in equity securities of energy and utility companies. Energy companies are involved primarily in the exploration, development, production, sale and distribution of oil and natural gas and/or other commodities such as fossil fuels, metals, minerals, wind and their by-products. Utility companies are energy-related companies and may be involved in multiple aspects of the development and distribution of power and water resources and/or the development of energy pipelines. The Fund may invest in U.S., Canadian and other foreign companies of any size, including small and mid capitalization companies, in order to achieve its objective.

To achieve its investment objective, the Fund intends to invest primarily in U.S., Canadian and other foreign energy and utility companies, and in equity securities of master limited partnerships (“MLPs”) and Canadian income trusts to the extent permitted by applicable law. When investing in an income trust, GCIC US Ltd. (the “Sub-Adviser”) purchases an equity investment vehicle designed to distribute cash flow from an underlying business to investors. The Fund also seeks to provide shareholders with current income through investing in energy and utility MLPs.

Techniques such as fundamental analysis may be used to assess capacity for income generation and capital appreciation. In conducting fundamental analysis of companies, income trusts and MLPs that are being considered for purchase by the Fund, the management team evaluates the financial condition and management of a company or project, its industry and the overall economy. As part of this evaluation, the Sub-Adviser may:

●	analyze financial data and other information sources;
●	assess the quality of management; and
●	conduct company interviews, where possible.

The Sub-Adviser may initiate options positions and option/stock combination strategies (e.g. covered calls) in the Fund. While the primary use of the option positions will be to generate additional income in the Fund, the option positions may also allow the portfolio manager to purchase or sell the underlying stock at what the Sub-Adviser believes to be a fundamentally attractive price. More specifically, the Fund may write covered call options on a security in order to collect the related premium on the call option and establish a sale price for the related security that the Sub-Adviser believes to be attractive. The Fund may also write put options on a security in order to collect the related premium on the put option and acquire the related security at a price the Sub-Adviser believes to be attractive.

Principal Risks of Investing in the Fund:

Since it purchases equity securities and income trust and MLP units that trade on stock exchanges, the Fund is subject to the risk that equity security and income trust and MLP unit prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments.

The Fund is also subject to the risk that its primary market segment, investments in securities of companies involved in energy or related activities, may underperform other market segments or the equity markets as a whole. Moreover, the Sub-Adviser’s investment approach may be contrary to general investment opinion at times or otherwise fail to produce the desired result, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to select stocks.

The small and mid capitalization companies, income trusts and MLPs the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund’s securities may go up or down in value depending on changes in the Canadian stock market, on the relative exchange rates of the U.S. dollar and the Canadian dollar, U.S. and Canadian political and economic developments, and U.S. and Canadian laws relating to investments in Canada. Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities. The Canadian economy is highly dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in these sectors could have an adverse impact on the Canadian economy.

During periods of low interest rates, Canadian income trusts may achieve higher yields compared with cash investments. During periods of high interest rates, the opposite may be true. Income trusts may experience losses during periods of both low and high interest rates. In certain jurisdictions where limited liability legislation for income trusts has not been enacted, there is a remote risk that where claims against an income trust are not satisfied by that trust, investors in that trust could be held liable for any outstanding obligations.

The risks of investing in MLPs are generally those involved in investing in a partnership as opposed to a corporation. Accordingly, there may be fewer protections afforded to investors in an MLP than investors in a corporation. However, MLP investors typically have no personal liability, similar to a corporation’s shareholders. MLPs allow for pass-through income, meaning that they are not subject to corporate income taxes. Instead, owners of an MLP are personally responsible for paying taxes on their allocable portion of the MLP’s income, gains, losses, and deductions whether or not they receive cash distributions. MLPs make distributions that are generally paid out on a quarterly basis. Some distributions received by the Fund with respect to its investments in MLPs may, if distributed by the Fund, be treated as a return of capital for federal income tax purposes because of accelerated deductions available with respect to the activities of such MLPs and the MLPs’ distribution policies. Investments in units of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are generally engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. As a result, MLPs will be susceptible to adverse economic or regulatory occurrences affecting these sectors.

Even a small investment in derivative contracts can have a big impact on the Fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. Writing put and call options is a highly specialized activity and entails greater than ordinary investment risks. The successful use of options depends in part on the ability of the Sub-Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. The Fund may write covered call options on a security in order to collect the related premium on the call option and establish a sale price for the related security owned by the Fund that the Sub-Adviser believes to be attractive. By writing covered call options on equity securities, the Fund gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written covered call options, but continues to bear the risk of declines in the value of its common stock portfolio. The Fund may write put options on a security in order to collect the related premium on the put option and to acquire the related security at a price the Sub-Adviser believes to be attractive. The Fund bears the risk that the price of the security will fall significantly below the exercise price of the put option and the Fund will be required to acquire the related stock at a price that is less than attractive. The Fund will receive a premium from writing a covered call or put option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

Dividends are not fixed and the level of dividends may vary over time. There is no guarantee that the issuers of the Fund’s investments will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking income generation and long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks of companies involved in energy or related activities.

Performance Information:

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund’s performance for each full calendar year since its inception and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. Performance for Institutional Shares and Class II Shares is not shown because Institutional Shares and Class II Shares of the Fund had not commenced operations as of the date of this prospectus. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Annual Return For the years ended December 31

The Fund’s year-to-date total return for Class I Shares through September 30, 2012 was (0.60)%.

Best Quarter
December 31, 2010	14.05%

Worst Quarter
September 30, 2011	(14.56)%

Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns Dynamic Energy Income Fund Prospectus Dynamic Energy Income Fund	Average Annual Returns, Label	1 Year		Since Inception		Average Annual Returns, Inception Date
Class I Shares	Before Taxes	0.63%		20.01%	[1]	Aug 18, 2009
Class I Shares After Taxes on Distributions	After Taxes on Distributions	0.66%		19.14%	[1]	Aug 18, 2009
Class I Shares After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Fund Shares	1.14%		17.19%	[1]	Aug 18, 2009
Standard & Poor's/Toronto Stock Exchange Capped Energy Index (reflects no deductions for fees, expenses or taxes)	Standard & Poor’s/Toronto Stock Exchange Capped Energy Index** (reflects no deductions for fees, expenses or taxes)	(16.86%)	[2]	7.36%	[2],[1]	Aug 18, 2009
[1]	While the Fund commenced operations on August 14, 2009, the Fund began investing consistent with its investment objective on August 18, 2009.
[2]	On February 2, 2011, the Board of Trustees approved a change in benchmark for the Fund from the Standard & Poor's/Toronto Stock Exchange Capped Energy Trust Index ("Prior Index") to the Standard & Poor's/Toronto Stock Exchange Capped Energy Index. This change was made in light of the conversion of the income trust constituent holdings of the Prior Index to corporations and the anticipated discontinuation of the Prior Index on March 18, 2011.

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	DYNAMIC ENERGY INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Dynamic Energy Income Fund (the “Fund”) is to seek to achieve high income generation and long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption
Shareholder Fees (fees paid directly from your investment)	None	None	None

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78.92% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.92%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal market conditions, at least 80% of its assets in equity securities of energy and utility companies. Energy companies are involved primarily in the exploration, development, production, sale and distribution of oil and natural gas and/or other commodities such as fossil fuels, metals, minerals, wind and their by-products. Utility companies are energy-related companies and may be involved in multiple aspects of the development and distribution of power and water resources and/or the development of energy pipelines. The Fund may invest in U.S., Canadian and other foreign companies of any size, including small and mid capitalization companies, in order to achieve its objective.

To achieve its investment objective, the Fund intends to invest primarily in U.S., Canadian and other foreign energy and utility companies, and in equity securities of master limited partnerships (“MLPs”) and Canadian income trusts to the extent permitted by applicable law. When investing in an income trust, GCIC US Ltd. (the “Sub-Adviser”) purchases an equity investment vehicle designed to distribute cash flow from an underlying business to investors. The Fund also seeks to provide shareholders with current income through investing in energy and utility MLPs.

Techniques such as fundamental analysis may be used to assess capacity for income generation and capital appreciation. In conducting fundamental analysis of companies, income trusts and MLPs that are being considered for purchase by the Fund, the management team evaluates the financial condition and management of a company or project, its industry and the overall economy. As part of this evaluation, the Sub-Adviser may:

●	analyze financial data and other information sources;
●	assess the quality of management; and
●	conduct company interviews, where possible.

The Sub-Adviser may initiate options positions and option/stock combination strategies (e.g. covered calls) in the Fund. While the primary use of the option positions will be to generate additional income in the Fund, the option positions may also allow the portfolio manager to purchase or sell the underlying stock at what the Sub-Adviser believes to be a fundamentally attractive price. More specifically, the Fund may write covered call options on a security in order to collect the related premium on the call option and establish a sale price for the related security that the Sub-Adviser believes to be attractive. The Fund may also write put options on a security in order to collect the related premium on the put option and acquire the related security at a price the Sub-Adviser believes to be attractive.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests, under normal market conditions, at least 80% of its assets in equity securities of energy and utility companies.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Since it purchases equity securities and income trust and MLP units that trade on stock exchanges, the Fund is subject to the risk that equity security and income trust and MLP unit prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments.

The Fund is also subject to the risk that its primary market segment, investments in securities of companies involved in energy or related activities, may underperform other market segments or the equity markets as a whole. Moreover, the Sub-Adviser’s investment approach may be contrary to general investment opinion at times or otherwise fail to produce the desired result, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to select stocks.

The small and mid capitalization companies, income trusts and MLPs the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund’s securities may go up or down in value depending on changes in the Canadian stock market, on the relative exchange rates of the U.S. dollar and the Canadian dollar, U.S. and Canadian political and economic developments, and U.S. and Canadian laws relating to investments in Canada. Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities. The Canadian economy is highly dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in these sectors could have an adverse impact on the Canadian economy.

During periods of low interest rates, Canadian income trusts may achieve higher yields compared with cash investments. During periods of high interest rates, the opposite may be true. Income trusts may experience losses during periods of both low and high interest rates. In certain jurisdictions where limited liability legislation for income trusts has not been enacted, there is a remote risk that where claims against an income trust are not satisfied by that trust, investors in that trust could be held liable for any outstanding obligations.

The risks of investing in MLPs are generally those involved in investing in a partnership as opposed to a corporation. Accordingly, there may be fewer protections afforded to investors in an MLP than investors in a corporation. However, MLP investors typically have no personal liability, similar to a corporation’s shareholders. MLPs allow for pass-through income, meaning that they are not subject to corporate income taxes. Instead, owners of an MLP are personally responsible for paying taxes on their allocable portion of the MLP’s income, gains, losses, and deductions whether or not they receive cash distributions. MLPs make distributions that are generally paid out on a quarterly basis. Some distributions received by the Fund with respect to its investments in MLPs may, if distributed by the Fund, be treated as a return of capital for federal income tax purposes because of accelerated deductions available with respect to the activities of such MLPs and the MLPs’ distribution policies. Investments in units of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are generally engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. As a result, MLPs will be susceptible to adverse economic or regulatory occurrences affecting these sectors.

Even a small investment in derivative contracts can have a big impact on the Fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. Writing put and call options is a highly specialized activity and entails greater than ordinary investment risks. The successful use of options depends in part on the ability of the Sub-Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. The Fund may write covered call options on a security in order to collect the related premium on the call option and establish a sale price for the related security owned by the Fund that the Sub-Adviser believes to be attractive. By writing covered call options on equity securities, the Fund gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written covered call options, but continues to bear the risk of declines in the value of its common stock portfolio. The Fund may write put options on a security in order to collect the related premium on the put option and to acquire the related security at a price the Sub-Adviser believes to be attractive. The Fund bears the risk that the price of the security will fall significantly below the exercise price of the put option and the Fund will be required to acquire the related stock at a price that is less than attractive. The Fund will receive a premium from writing a covered call or put option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

Dividends are not fixed and the level of dividends may vary over time. There is no guarantee that the issuers of the Fund’s investments will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking income generation and long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks of companies involved in energy or related activities.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose all or some of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund’s performance for each full calendar year since its inception and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. Performance for Institutional Shares and Class II Shares is not shown because Institutional Shares and Class II Shares of the Fund had not commenced operations as of the date of this prospectus. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund’s performance for each full calendar year since its inception and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-572-0968
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dundeewealthus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Return For the years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s year-to-date total return for Class I Shares through September 30, 2012 was (0.60)%.

Best Quarter
December 31, 2010	14.05%

Worst Quarter
September 30, 2011	(14.56)%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.60%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.56%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2011
Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.90%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.09%
1 Year	rr_ExpenseExampleYear01	278
3 Years	rr_ExpenseExampleYear03	1,130
5 Years	rr_ExpenseExampleYear05	2,067
10 Years	rr_ExpenseExampleYear10	4,698
Annual Return 2010	rr_AnnualReturn2010	23.12%
Annual Return 2011	rr_AnnualReturn2011	0.63%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.63%
Since Inception	rr_AverageAnnualReturnSinceInception	20.01%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 18, 2009
Class II Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.90%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.88%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.24%
1 Year	rr_ExpenseExampleYear01	126
3 Years	rr_ExpenseExampleYear03	498
5 Years	rr_ExpenseExampleYear05	905
10 Years	rr_ExpenseExampleYear10	2,042
Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.90%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.63%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.99%
1 Year	rr_ExpenseExampleYear01	10,098
3 Years	rr_ExpenseExampleYear03	42,109
5 Years	rr_ExpenseExampleYear05	77,406
10 Years	rr_ExpenseExampleYear10	176,941
Standard & Poor's/Toronto Stock Exchange Capped Energy Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Standard & Poor’s/Toronto Stock Exchange Capped Energy Index** (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(16.86%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.36%	[2],[4]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 18, 2009
After Taxes on Distributions | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	0.66%
Since Inception	rr_AverageAnnualReturnSinceInception	19.14%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 18, 2009
After Taxes on Distributions and Sales | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	1.14%
Since Inception	rr_AverageAnnualReturnSinceInception	17.19%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 18, 2009

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.99% for Institutional Shares, 1.09% for Class I Shares and 1.24% for Class II Shares until January 31, 2014. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.
[2]	While the Fund commenced operations on August 14, 2009, the Fund began investing consistent with its investment objective on August 18, 2009.
[3]	"Other Expenses" for Institutional Shares and Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
[4]	On February 2, 2011, the Board of Trustees approved a change in benchmark for the Fund from the Standard & Poor's/Toronto Stock Exchange Capped Energy Trust Index ("Prior Index") to the Standard & Poor's/Toronto Stock Exchange Capped Energy Index. This change was made in light of the conversion of the income trust constituent holdings of the Prior Index to corporations and the anticipated discontinuation of the Prior Index on March 18, 2011.

Dynamic Global Growth Fund Prospectus | Dynamic Global Growth Fund
DYNAMIC GLOBAL GROWTH FUND
Investment Objective:
The investment objective of the Dynamic Global Growth Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dynamic Global Growth Fund Prospectus Dynamic Global Growth Fund		Class I Shares	Class II Shares	Institutional Shares
Management Fees		0.95%	0.95%	0.95%
Shareholder Servicing Fee		0.10%	0.25%	none
Other Expenses	[1]	2.47%	2.62%	2.37%
Total Annual Fund Operating Expenses		3.42%	3.57%	3.32%
Fee Waivers and Reimbursements	[2]	(2.27%)	(2.27%)	(2.27%)
Total Annual Fund Operating Expenses After Fee Waiver		1.15%	1.30%	1.05%
[1]	"Other Expenses" are estimated for the current fiscal year.
[2]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.05% for Institutional Shares, 1.15% for Class I Shares and 1.30% for Class II Shares until January 31, 2014. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

Expense Example Dynamic Global Growth Fund Prospectus Dynamic Global Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Shares	293	2,003	3,871	8,807
Class II Shares	132	846	1,622	3,660
Institutional Shares	10,707	77,118	149,954	343,022

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategy:

The Fund invests in a portfolio consisting of equity securities of U.S. and foreign companies chosen according to a growth oriented investment approach. The Fund will invest significantly (at least 40% of its assets unless market conditions are deemed to be unfavorable by DundeeWealth US, LP or GCIC US Ltd. (the “Sub-Adviser”) in which case the Fund will invest at least 30% of its assets) in the securities of companies organized or primarily located outside of the U.S. or doing a substantial amount of business outside of the U.S. The Fund considers a company that derives at least 50% of its revenues from business outside the U.S. or has at least 50% of its assets outside the U.S. as doing a substantial amount of business outside the U.S. Based on the Sub-Adviser’s view of the global capital markets, the Fund may invest from time to time in a limited number of countries and areas of the world. The Fund may invest in U.S. and foreign companies of any size, including small and mid capitalization companies, and in emerging market countries, in order to achieve its objective.

When selecting investments for the Fund, the Sub-Adviser seeks to identify companies demonstrating strong current or prospective earnings growth relative to the overall market and relative to their peer group.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund. In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy. As part of this evaluation, the Sub-Adviser may:

●	analyze financial data and other information sources;
●	assess the quality of management; and
●	conduct company interviews, where possible.

Principal Risks of Investing in the Fund:

Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund may also invest in emerging market countries. Developing countries may impose restrictions on the Fund’s ability to repatriate investment income or capital. Even if there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund. For example, funds may be withdrawn from the People’s Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Fund and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Growth companies also typically do not pay dividends. Companies that pay dividends may experience less significant stock price declines during market downturns.

The Sub-Adviser expects a high portfolio turnover rate in excess of 300%.

The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking long-term capital appreciation who can withstand the share price volatility of equity investing with a focus on global stocks.

Performance Information:

The bar chart and performance table have been omitted because the Fund had not commenced operations as of the date of this Prospectus. The Fund intends to compare its performance to the Morgan Stanley Capital International (MSCI) World Index.

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	DYNAMIC GLOBAL GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Dynamic Global Growth Fund (the “Fund”) is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption
Shareholder Fees (fees paid directly from your investment)	None	None	None

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a portfolio consisting of equity securities of U.S. and foreign companies chosen according to a growth oriented investment approach. The Fund will invest significantly (at least 40% of its assets unless market conditions are deemed to be unfavorable by DundeeWealth US, LP or GCIC US Ltd. (the “Sub-Adviser”) in which case the Fund will invest at least 30% of its assets) in the securities of companies organized or primarily located outside of the U.S. or doing a substantial amount of business outside of the U.S. The Fund considers a company that derives at least 50% of its revenues from business outside the U.S. or has at least 50% of its assets outside the U.S. as doing a substantial amount of business outside the U.S. Based on the Sub-Adviser’s view of the global capital markets, the Fund may invest from time to time in a limited number of countries and areas of the world. The Fund may invest in U.S. and foreign companies of any size, including small and mid capitalization companies, and in emerging market countries, in order to achieve its objective.

When selecting investments for the Fund, the Sub-Adviser seeks to identify companies demonstrating strong current or prospective earnings growth relative to the overall market and relative to their peer group.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund. In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy. As part of this evaluation, the Sub-Adviser may:

●	analyze financial data and other information sources;
●	assess the quality of management; and
●	conduct company interviews, where possible.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests in a portfolio consisting of equity securities of U.S. and foreign companies chosen according to a growth oriented investment approach.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund may also invest in emerging market countries. Developing countries may impose restrictions on the Fund’s ability to repatriate investment income or capital. Even if there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund. For example, funds may be withdrawn from the People’s Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Fund and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Growth companies also typically do not pay dividends. Companies that pay dividends may experience less significant stock price declines during market downturns.

The Sub-Adviser expects a high portfolio turnover rate in excess of 300%.

The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking long-term capital appreciation who can withstand the share price volatility of equity investing with a focus on global stocks.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose all or some of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table have been omitted because the Fund had not commenced operations as of the date of this Prospectus. The Fund intends to compare its performance to the Morgan Stanley Capital International (MSCI) World Index.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The bar chart and performance table have been omitted because the Fund had not commenced operations as of the date of this prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-572-0968
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dundeewealthus.com
Dynamic Global Growth Fund - Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.95%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	2.47%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.42%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.27%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.15%
1 Year	rr_ExpenseExampleYear01	293
3 Years	rr_ExpenseExampleYear03	2,003
5 Years	rr_ExpenseExampleYear05	3,871
10 Years	rr_ExpenseExampleYear10	8,807
Dynamic Global Growth Fund - Class II Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.95%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.62%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.57%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.27%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.30%
1 Year	rr_ExpenseExampleYear01	132
3 Years	rr_ExpenseExampleYear03	846
5 Years	rr_ExpenseExampleYear05	1,622
10 Years	rr_ExpenseExampleYear10	3,660
Dynamic Global Growth Fund - Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.95%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.37%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.32%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.27%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.05%
1 Year	rr_ExpenseExampleYear01	10,707
3 Years	rr_ExpenseExampleYear03	77,118
5 Years	rr_ExpenseExampleYear05	149,954
10 Years	rr_ExpenseExampleYear10	343,022

[1]	"Other Expenses" are estimated for the current fiscal year.
[2]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.05% for Institutional Shares, 1.15% for Class I Shares and 1.30% for Class II Shares until January 31, 2014. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Dynamic World Growth Fund Prospectus | Dynamic World Growth Fund
DYNAMIC WORLD GROWTH FUND
Investment Objective:
The investment objective of the Dynamic World Growth Fund (formerly, Dynamic Growth Navigator Fund) (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dynamic World Growth Fund Prospectus Dynamic World Growth Fund		Class I Shares	Class II Shares	Institutional Shares
Management Fees		0.95%	0.95%	0.95%
Shareholder Servicing Fee		0.10%	0.25%	none
Other Expenses	[1]	2.46%	2.61%	2.36%
Total Annual Fund Operating Expenses		3.41%	3.56%	3.31%
Fee Waivers and Reimbursements	[2]	(2.26%)	(2.26%)	(2.26%)
Total Annual Fund Operating Expenses After Fee Waiver		1.15%	1.30%	1.05%
[1]	"Other Expenses" are estimated for the current fiscal year.
[2]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.05% for Institutional Shares, 1.15% for Class I Shares and 1.30% for Class II Shares until January 31, 2014. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

Expense Example Dynamic World Growth Fund Prospectus Dynamic World Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Shares	293	1,998	3,862	8,786
Class II Shares	132	844	1,618	3,651
Institutional Shares	10,707	76,930	149,566	342,174

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategy:

The Fund represents an actively traded portfolio of equity securities of businesses located in the U.S. and around the world chosen according to a growth investment approach. The growth investment approach seeks to identify companies demonstrating the strongest earnings growth relative to the overall market and relative to their peer group. The Fund may invest in U.S. and foreign companies of any size, including small and mid capitalization companies, and in emerging market countries, in order to achieve its objective.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund. In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy. As part of this evaluation, GCIC US Ltd. (the “Sub-Adviser”) may:

●	analyze financial data and other information sources;
●	assess the quality of management; and
●	conduct company interviews, where possible.

Principal Risks of Investing in the Fund:

Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments.

The small and mid capitalization companies and income trusts the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund may also invest in emerging market countries. Developing countries may impose restrictions on the Fund’s ability to repatriate investment income or capital. Even if there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund. For example, funds may be withdrawn from the People’s Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Fund and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Growth companies also typically do not pay dividends. Companies that pay dividends may experience less significant stock price declines during market downturns.

The Sub-Adviser expects a high portfolio turnover rate of between 75% and 150%.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks.

Performance Information:

The bar chart and performance table have been omitted because the Fund had not commenced operations as of the date of this prospectus. The Fund intends to compare its performance to the Morgan Stanley Capital International (MSCI) World Index.

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	DYNAMIC WORLD GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Dynamic World Growth Fund (formerly, Dynamic Growth Navigator Fund) (the “Fund”) is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption
Shareholder Fees (fees paid directly from your investment)	None	None	None

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund represents an actively traded portfolio of equity securities of businesses located in the U.S. and around the world chosen according to a growth investment approach. The growth investment approach seeks to identify companies demonstrating the strongest earnings growth relative to the overall market and relative to their peer group. The Fund may invest in U.S. and foreign companies of any size, including small and mid capitalization companies, and in emerging market countries, in order to achieve its objective.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund. In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy. As part of this evaluation, GCIC US Ltd. (the “Sub-Adviser”) may:

●	analyze financial data and other information sources;
●	assess the quality of management; and
●	conduct company interviews, where possible.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund represents an actively traded portfolio of equity securities of businesses located in the U.S. and around the world chosen according to a growth investment approach.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments.

The small and mid capitalization companies and income trusts the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund may also invest in emerging market countries. Developing countries may impose restrictions on the Fund’s ability to repatriate investment income or capital. Even if there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund. For example, funds may be withdrawn from the People’s Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Fund and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Growth companies also typically do not pay dividends. Companies that pay dividends may experience less significant stock price declines during market downturns.

The Sub-Adviser expects a high portfolio turnover rate of between 75% and 150%.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose all or some of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table have been omitted because the Fund had not commenced operations as of the date of this prospectus. The Fund intends to compare its performance to the Morgan Stanley Capital International (MSCI) World Index.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The bar chart and performance table have been omitted because the Fund had not commenced operations as of the date of this prospectus.
Dynamic World Growth Fund - Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.95%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	2.46%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.41%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.26%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.15%
1 Year	rr_ExpenseExampleYear01	293
3 Years	rr_ExpenseExampleYear03	1,998
5 Years	rr_ExpenseExampleYear05	3,862
10 Years	rr_ExpenseExampleYear10	8,786
Dynamic World Growth Fund - Class II Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.95%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.61%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.56%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.26%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.30%
1 Year	rr_ExpenseExampleYear01	132
3 Years	rr_ExpenseExampleYear03	844
5 Years	rr_ExpenseExampleYear05	1,618
10 Years	rr_ExpenseExampleYear10	3,651
Dynamic World Growth Fund - Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.95%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.36%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.31%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.26%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.05%
1 Year	rr_ExpenseExampleYear01	10,707
3 Years	rr_ExpenseExampleYear03	76,930
5 Years	rr_ExpenseExampleYear05	149,566
10 Years	rr_ExpenseExampleYear10	342,174

[1]	"Other Expenses" are estimated for the current fiscal year.
[2]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.05% for Institutional Shares, 1.15% for Class I Shares and 1.30% for Class II Shares until January 31, 2014. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Dynamic Canadian Equity Income Fund Prospectus | Dynamic Canadian Equity Income Fund
DYNAMIC CANADIAN EQUITY INCOME FUND
Investment Objective:
The investment objective of the Dynamic Canadian Equity Income Fund (formerly, Dynamic Infrastructure Fund)(the “Fund”) is to seek high income and long-term capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dynamic Canadian Equity Income Fund Prospectus Dynamic Canadian Equity Income Fund		Class I Shares	Class II Shares		Institutional Shares
Management Fees		0.89%	0.89%		0.89%
Shareholder Servicing Fee		0.10%	0.25%		none
Other Expenses		3.97%	4.12%	[1]	3.87%	[1]
Acquired Fund Fees and Expenses	[2]	0.02%	0.02%		0.02%
Total Annual Fund Operating Expenses		4.88%	5.03%		4.78%
Fee Waivers and Reimbursements	[3]	(3.79%)	(3.79%)		(3.79%)
Total Annual Fund Operating Expenses After Fee Waiver		1.09%	1.24%		0.99%
[1]	"Other Expenses" for Institutional Shares and Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
[2]	Acquired Fund Fees and Expenses ("AFFE") represent the pro rata expenses indirectly incurred by the Fund as a result of investing in other mutual funds that have their own expenses. AFFE are not used to calculate the Fund's net asset value and do not correlate to the ratio of Expenses to Average Net Assets found in the "Financial Highlights" section of the Prospectus.
[3]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.99% for Institutional Shares, 1.09% for Class I Shares and 1.24% for Class II Shares until January 31, 2014. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver and reimbursement.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

Expense Example Dynamic Canadian Equity Income Fund Prospectus Dynamic Canadian Equity Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Shares	278	2,664	5,224	11,653
Class II Shares	126	1,109	2,159	4,779
Institutional Shares	10,098	103,624	204,347	458,098

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29.89% of the average value of its portfolio.

Principal Investment Strategy:

The Fund invests, under normal market conditions, at least 80% of its assets in the equity securities of companies located in Canada. For the purposes of this policy, the Fund defines companies that are located in Canada as companies that are incorporated or organized in Canada. The Fund invests primarily in dividend or distribution paying Canadian equity securities and real estate investment trusts (“REITs”), as well as in other types of Canadian equity securities, including limited partnerships and master limited partnerships (“MLPs”). The Fund may, to the extent permitted by applicable law, also invest in Canadian income trusts. An income trust is an equity investment vehicle designed to contribute cash flow from an underlying business to investors. In addition to its Canadian equity investments, the Fund may also invest in other foreign and U.S. companies of any size, including small and mid capitalization companies, as well as in U.S. MLPs to the extent permitted by applicable law, in order to achieve its objective. While the Fund will not concentrate its investments in any one industry, the Fund will focus on equity securities in the energy, real estate and infrastructure sectors.

In considering an equity security, GCIC US Ltd. (the “Sub-Adviser”) also evaluates the equity security’s potential for capital appreciation. The Sub-Adviser employs a Quality at a Reasonable Price (QUARPTM) philosophy and uses strict fundamental analysis due diligence measures to assess potential investments for the Fund. In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy. As part of this evaluation, the Sub-Adviser may:

●	analyze financial data and other information sources;
●	assess the quality of management; and
●	conduct company interviews, where possible.

The Fund invests in businesses with sustainable cash flow distributions, dominant positions in their respective industry sector and management that holds a significant equity stake.

The Sub-Adviser may initiate options positions and option/stock combination strategies (e.g. covered calls) in the Fund. While the primary use of the option positions will be to generate additional income in the Fund, the option positions may also allow the portfolio manager to purchase or sell the underlying stock at what the Sub-Adviser believes to be a fundamentally attractive price. More specifically, the Fund may write covered call options on a security in order to collect the related premium on the call option and establish a sale price for the related security that the Sub-Adviser believes to be attractive. The Fund may also write put options on a security in order to collect the related premium on the put option and acquire the related security at a price the Sub-Adviser believes to be attractive.

Principal Risks of Investing in the Fund:

Since it purchases equity securities, REITs and income trust and MLP units that trade on stock exchanges, the Fund is subject to the risk that equity security, REIT and income trust and MLP unit prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments.

The Fund’s securities may go up or down in value depending on changes in the Canadian stock market, on the relative exchange rates of the U.S. dollar and the Canadian dollar, U.S. and Canadian political and economic developments, and U.S. and Canadian laws relating to investments in Canada. Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities. The Canadian economy is highly dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in these sectors could have an adverse impact on the Canadian economy.

The small and mid capitalization companies, REITs, income trusts and MLPs the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

During periods of low interest rates, Canadian income trusts may achieve higher yields compared with cash investments. During periods of high interest rates, the opposite may be true. Income trusts may experience losses during periods of both low and high interest rates. In certain jurisdictions where limited liability legislation for income trusts has not been enacted, there is a remote risk that where claims against an income trust are not satisfied by that trust, investors in that trust could be held liable for any outstanding obligations.

A REIT is a corporation or trust that pools the capital of many investors to purchase income property and/or mortgage loans. The Fund may purchase Canadian and U.S. equity REITs, which own and manage property, and Canadian and U.S. mortgage REITs, which purchase mortgages and may also borrow money from banks to lend again at higher interest rates. Some REITs also originate loans or develop properties. REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. REITs are dependent upon the quality of their management, may have limited financial resources and heavy cash flow dependency, and may not be diversified geographically or by property type.

The risks of investing in MLPs are generally those involved in investing in a partnership as opposed to a corporation. Accordingly, there may be fewer protections afforded to investors in an MLP than investors in a corporation. However, MLP investors typically have no personal liability, similar to a corporation’s shareholders. MLPs allow for pass-through income, meaning that they are not subject to corporate income taxes. Instead, owners of an MLP are personally responsible for paying taxes on their allocable portion of the MLP’s income, gains, losses, and deductions whether or not they receive cash distributions. MLPs make distributions that are generally paid out on a quarterly basis. Some distributions received by the Fund with respect to its investments in MLPs may, if distributed by the Fund, be treated as a return of capital for federal income tax purposes because of accelerated deductions available with respect to the activities of such MLPs and the MLPs’ distribution policies. Investments in units of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are generally engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. As a result, MLPs will be susceptible to adverse economic or regulatory occurrences affecting these sectors.

Even a small investment in derivative contracts can have a big impact on the Fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. Writing put and call options is a highly specialized activity and entails greater than ordinary investment risks. The successful use of options depends in part on the ability of the Sub-Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. The Fund may write covered call options on a security in order to collect the related premium on the call option and establish a sale price for the related security owned by the Fund that the Sub-Adviser believes to be attractive. By writing covered call options on equity securities, the Fund gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written covered call options, but continues to bear the risk of declines in the value of its common stock portfolio. The Fund may write put options on a security in order to collect the related premium on the put option and to acquire the related security at a price the Sub-Adviser believes to be attractive. The Fund bears the risk that the price of the security will fall significantly below the exercise price of the put option and the Fund will be required to acquire the related stock at a price that is less than attractive. The Fund will receive a premium from writing a covered call or put option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

The Fund should only be purchased by investors seeking high income and long-term growth of capital who can withstand the share price volatility of equity investing with a focus on Canadian securities.

Performance Information:

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund’s performance for each full calendar year since its inception and by showing how the Fund’s average annual returns compare with those of broad measures of market performance. Performance reflects contractual fee waivers in effect. The performance shown for periods prior to September 30, 2011 represents performance of the Fund’s prior investment objective of capital appreciation and prior principal investment strategy of investing at least 80% of its assets in infrastructure and infrastructure-related industries. If fee waivers were not in place, performance would be reduced. Performance for Institutional Shares and Class II Shares is not shown because Institutional Shares and Class II Shares of the Fund had not commenced operations as of the date of this prospectus. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Annual Return For the years ended December 31

The Fund’s year-to-date total return for Class I Shares through September 30, 2012 was 12.45%.

Best Quarter
September 30, 2010	10.92%

Worst Quarter
June 30, 2010	(6.18)%

Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns Dynamic Canadian Equity Income Fund Prospectus Dynamic Canadian Equity Income Fund	Average Annual Returns, Label	1 Year		Since Inception		Average Annual Returns, Inception Date
Class I Shares	Before Taxes	10.97%		20.55%	[1]	Apr 1, 2009
Class I Shares After Taxes on Distributions	After Taxes on Distributions	9.62%		17.10%	[1]	Apr 1, 2009
Class I Shares After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Fund Shares	8.84%		16.24%	[1]	Apr 1, 2009
Standard & Poor's/Toronto Stock Exchange Equity Income Index (reflects no deductions for fees, expenses or taxes)	Standard & Poor’s/Toronto Stock Exchange Equity Income Index**(reflects no deductions for fees, expenses or taxes)	2.23%	[2]		[1]	Apr 1, 2009
Standard & Poor's/Toronto Stock Exchange Composite Index (reflects no deductions for fees, expenses or taxes)	Standard & Poor’s/Toronto Stock Exchange Composite Index**(reflects no deductions for fees, expenses or taxes)	(10.92%)	[2]	23.73%	[2],[1]	Apr 1, 2009
Standard & Poor's Global Infrastructure Index (reflects no deductions for fees, expenses or taxes)	Standard & Poor’s Global Infrastructure Index (reflects no deductions for fees, expenses or taxes)	(0.39%)		17.80%	[1]	Apr 1, 2009
Morgan Stanley Capital International (MSCI) World Index (reflects no deductions for fees, expenses or taxes)	Morgan Stanley Capital International (MSCI) World Index (reflects no deductions for fees, expenses or taxes)	(5.02%)		15.72%	[1]	Apr 1, 2009
[1]	While the Fund commenced operations on March 31, 2009, the Fund began investing consistent with its investment objective on April 2, 2009.
[2]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.10% for Institutional Shares, 1.20% for Class I Shares and 1.35% for Class II Shares until January 31, 2014. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	DYNAMIC CANADIAN EQUITY INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Dynamic Canadian Equity Income Fund (formerly, Dynamic Infrastructure Fund)(the “Fund”) is to seek high income and long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption
Shareholder Fees (fees paid directly from your investment)	None	None	None

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29.89% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.89%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal market conditions, at least 80% of its assets in the equity securities of companies located in Canada. For the purposes of this policy, the Fund defines companies that are located in Canada as companies that are incorporated or organized in Canada. The Fund invests primarily in dividend or distribution paying Canadian equity securities and real estate investment trusts (“REITs”), as well as in other types of Canadian equity securities, including limited partnerships and master limited partnerships (“MLPs”). The Fund may, to the extent permitted by applicable law, also invest in Canadian income trusts. An income trust is an equity investment vehicle designed to contribute cash flow from an underlying business to investors. In addition to its Canadian equity investments, the Fund may also invest in other foreign and U.S. companies of any size, including small and mid capitalization companies, as well as in U.S. MLPs to the extent permitted by applicable law, in order to achieve its objective. While the Fund will not concentrate its investments in any one industry, the Fund will focus on equity securities in the energy, real estate and infrastructure sectors.

In considering an equity security, GCIC US Ltd. (the “Sub-Adviser”) also evaluates the equity security’s potential for capital appreciation. The Sub-Adviser employs a Quality at a Reasonable Price (QUARPTM) philosophy and uses strict fundamental analysis due diligence measures to assess potential investments for the Fund. In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy. As part of this evaluation, the Sub-Adviser may:

●	analyze financial data and other information sources;
●	assess the quality of management; and
●	conduct company interviews, where possible.

The Fund invests in businesses with sustainable cash flow distributions, dominant positions in their respective industry sector and management that holds a significant equity stake.

The Sub-Adviser may initiate options positions and option/stock combination strategies (e.g. covered calls) in the Fund. While the primary use of the option positions will be to generate additional income in the Fund, the option positions may also allow the portfolio manager to purchase or sell the underlying stock at what the Sub-Adviser believes to be a fundamentally attractive price. More specifically, the Fund may write covered call options on a security in order to collect the related premium on the call option and establish a sale price for the related security that the Sub-Adviser believes to be attractive. The Fund may also write put options on a security in order to collect the related premium on the put option and acquire the related security at a price the Sub-Adviser believes to be attractive.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests, under normal market conditions, at least 80% of its assets in the equity securities of companies located in Canada.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Since it purchases equity securities, REITs and income trust and MLP units that trade on stock exchanges, the Fund is subject to the risk that equity security, REIT and income trust and MLP unit prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments.

The Fund’s securities may go up or down in value depending on changes in the Canadian stock market, on the relative exchange rates of the U.S. dollar and the Canadian dollar, U.S. and Canadian political and economic developments, and U.S. and Canadian laws relating to investments in Canada. Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities. The Canadian economy is highly dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in these sectors could have an adverse impact on the Canadian economy.

The small and mid capitalization companies, REITs, income trusts and MLPs the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

During periods of low interest rates, Canadian income trusts may achieve higher yields compared with cash investments. During periods of high interest rates, the opposite may be true. Income trusts may experience losses during periods of both low and high interest rates. In certain jurisdictions where limited liability legislation for income trusts has not been enacted, there is a remote risk that where claims against an income trust are not satisfied by that trust, investors in that trust could be held liable for any outstanding obligations.

A REIT is a corporation or trust that pools the capital of many investors to purchase income property and/or mortgage loans. The Fund may purchase Canadian and U.S. equity REITs, which own and manage property, and Canadian and U.S. mortgage REITs, which purchase mortgages and may also borrow money from banks to lend again at higher interest rates. Some REITs also originate loans or develop properties. REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. REITs are dependent upon the quality of their management, may have limited financial resources and heavy cash flow dependency, and may not be diversified geographically or by property type.

The risks of investing in MLPs are generally those involved in investing in a partnership as opposed to a corporation. Accordingly, there may be fewer protections afforded to investors in an MLP than investors in a corporation. However, MLP investors typically have no personal liability, similar to a corporation’s shareholders. MLPs allow for pass-through income, meaning that they are not subject to corporate income taxes. Instead, owners of an MLP are personally responsible for paying taxes on their allocable portion of the MLP’s income, gains, losses, and deductions whether or not they receive cash distributions. MLPs make distributions that are generally paid out on a quarterly basis. Some distributions received by the Fund with respect to its investments in MLPs may, if distributed by the Fund, be treated as a return of capital for federal income tax purposes because of accelerated deductions available with respect to the activities of such MLPs and the MLPs’ distribution policies. Investments in units of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are generally engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. As a result, MLPs will be susceptible to adverse economic or regulatory occurrences affecting these sectors.

Even a small investment in derivative contracts can have a big impact on the Fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. Writing put and call options is a highly specialized activity and entails greater than ordinary investment risks. The successful use of options depends in part on the ability of the Sub-Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. The Fund may write covered call options on a security in order to collect the related premium on the call option and establish a sale price for the related security owned by the Fund that the Sub-Adviser believes to be attractive. By writing covered call options on equity securities, the Fund gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written covered call options, but continues to bear the risk of declines in the value of its common stock portfolio. The Fund may write put options on a security in order to collect the related premium on the put option and to acquire the related security at a price the Sub-Adviser believes to be attractive. The Fund bears the risk that the price of the security will fall significantly below the exercise price of the put option and the Fund will be required to acquire the related stock at a price that is less than attractive. The Fund will receive a premium from writing a covered call or put option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

The Fund should only be purchased by investors seeking high income and long-term growth of capital who can withstand the share price volatility of equity investing with a focus on Canadian securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose all or some of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund’s performance for each full calendar year since its inception and by showing how the Fund’s average annual returns compare with those of broad measures of market performance. Performance reflects contractual fee waivers in effect. The performance shown for periods prior to September 30, 2011 represents performance of the Fund’s prior investment objective of capital appreciation and prior principal investment strategy of investing at least 80% of its assets in infrastructure and infrastructure-related industries. If fee waivers were not in place, performance would be reduced. Performance for Institutional Shares and Class II Shares is not shown because Institutional Shares and Class II Shares of the Fund had not commenced operations as of the date of this prospectus. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund’s performance for each full calendar year since its inception and by showing how the Fund’s average annual returns compare with those of broad measures of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-572-0968
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dundeewealthus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Return For the years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s year-to-date total return for Class I Shares through September 30, 2012 was 12.45%.

Best Quarter
September 30, 2010	10.92%

Worst Quarter
June 30, 2010	(6.18)%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.18%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2011
Dynamic Canadian Equity Income Fund - Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.89%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	3.97%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.88%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.79%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.09%
1 Year	rr_ExpenseExampleYear01	278
3 Years	rr_ExpenseExampleYear03	2,664
5 Years	rr_ExpenseExampleYear05	5,224
10 Years	rr_ExpenseExampleYear10	11,653
Annual Return 2010	rr_AnnualReturn2010	11.22%
Annual Return 2011	rr_AnnualReturn2011	10.97%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.97%
Since Inception	rr_AverageAnnualReturnSinceInception	20.55%	[3]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009
Dynamic Canadian Equity Income Fund - Class II Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.89%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.12%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.03%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.79%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.24%
1 Year	rr_ExpenseExampleYear01	126
3 Years	rr_ExpenseExampleYear03	1,109
5 Years	rr_ExpenseExampleYear05	2,159
10 Years	rr_ExpenseExampleYear10	4,779
Dynamic Canadian Equity Income Fund - Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.89%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.87%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.78%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.79%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.99%
1 Year	rr_ExpenseExampleYear01	10,098
3 Years	rr_ExpenseExampleYear03	103,624
5 Years	rr_ExpenseExampleYear05	204,347
10 Years	rr_ExpenseExampleYear10	458,098
Standard & Poor's/Toronto Stock Exchange Equity Income Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Standard & Poor’s/Toronto Stock Exchange Equity Income Index**(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.23%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009
Standard & Poor's/Toronto Stock Exchange Composite Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Standard & Poor’s/Toronto Stock Exchange Composite Index**(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(10.92%)	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	23.73%	[3],[5]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009
Standard & Poor's Global Infrastructure Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Standard & Poor’s Global Infrastructure Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(0.39%)
Since Inception	rr_AverageAnnualReturnSinceInception	17.80%	[3]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009
Morgan Stanley Capital International (MSCI) World Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International (MSCI) World Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(5.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	15.72%	[3]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009
After Taxes on Distributions | Dynamic Canadian Equity Income Fund - Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	9.62%
Since Inception	rr_AverageAnnualReturnSinceInception	17.10%	[3]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009
After Taxes on Distributions and Sales | Dynamic Canadian Equity Income Fund - Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	8.84%
Since Inception	rr_AverageAnnualReturnSinceInception	16.24%	[3]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009

[1]	Acquired Fund Fees and Expenses ("AFFE") represent the pro rata expenses indirectly incurred by the Fund as a result of investing in other mutual funds that have their own expenses. AFFE are not used to calculate the Fund's net asset value and do not correlate to the ratio of Expenses to Average Net Assets found in the "Financial Highlights" section of the Prospectus.
[2]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.99% for Institutional Shares, 1.09% for Class I Shares and 1.24% for Class II Shares until January 31, 2014. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver and reimbursement.
[3]	While the Fund commenced operations on March 31, 2009, the Fund began investing consistent with its investment objective on April 2, 2009.
[4]	"Other Expenses" for Institutional Shares and Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
[5]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.10% for Institutional Shares, 1.20% for Class I Shares and 1.35% for Class II Shares until January 31, 2014. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Dynamic Contrarian Advantage Fund Prospectus | Dynamic Contrarian Advantage Fund
DYNAMIC CONTRARIAN ADVANTAGE FUND
Investment Objective:
The investment objective of the Dynamic Contrarian Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dynamic Contrarian Advantage Fund Prospectus Dynamic Contrarian Advantage Fund		Class I Shares	Class II Shares		Institutional Shares
Management Fees		0.85%	0.85%		0.85%
Shareholder Servicing Fee		0.10%	0.25%		none
Other Expenses		13.96%	14.11%	[1]	13.86%	[1]
Total Annual Fund Operating Expenses		14.81%	14.96%		14.71%
Fee Waivers and Reimbursements	[2]	(13.66%)	(13.66%)		(13.66%)
Total Annual Fund Operating Expenses After Fee Waiver		1.15%	1.30%		1.05%
[1]	"Other Expenses" for Institutional Shares and Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
[2]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.05% for Institutional Shares, 1.15% for Class I Shares and 1.30% for Class II Shares until January 31, 2014. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

Expense Example Dynamic Contrarian Advantage Fund Prospectus Dynamic Contrarian Advantage Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Shares	293	6,805	12,605	22,801
Class II Shares	132	2,758	5,087	9,158
Institutional Shares	10,707	269,820	501,204	909,493

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77.55% of the average value of its portfolio.

Principal Investment Strategy:

The Fund invests in a broadly diversified portfolio consisting of equity securities of U.S. and foreign companies chosen using a value oriented investment approach. GCIC US Ltd. (the “Sub-Adviser”) believes that dividend growth may be a strong indicator of future price performance, and therefore, seeks to identify high quality companies, selling at a discount to intrinsic value, that are expected to initiate or increase their dividends. Based on the Sub-Adviser’s view of the global capital markets, the Fund may invest from time to time in a limited number of countries and areas of the world. The Fund may invest in U.S., Canadian and other foreign companies of any size, including small and mid capitalization companies, in order to achieve its objective.

When selecting investments for the Fund, the Sub-Adviser screens a broad universe of stocks that are expected to initiate or increase their dividends using metrics that traditionally indicate a measure of value, including low price-to-cash-flow ratio, low-price-to-book ratio and low-price-to-earnings ratio. The Sub-Adviser then conducts fundamental analysis to distinguish those that merit investment from those that are inexpensive for a good reason. The Sub-Adviser also seeks to identify catalysts that may drive an increase in stock price.

In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy. As part of this evaluation, the Sub-Adviser may:

●	analyze financial data and other information sources;
●	assess the quality of management; and
●	conduct company interviews, where possible.

The Fund may employ the use of derivative investments such as forward foreign currency contracts to actively hedge against adverse price movements that may result from local currency and/or equity market exposure. The use of derivative investments, cash or cash equivalents and larger capitalization companies may also be implemented for temporary defensive purposes in an effort to reduce portfolio risk.

Principal Risks of Investing in the Fund:

Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund’s securities may go up or down in value depending on changes in the Canadian stock market, on the relative exchange rates of the U.S. dollar and the Canadian dollar, U.S. and Canadian political and economic developments, and U.S. and Canadian laws relating to investments in Canada. Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities. The Canadian economy is highly dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in these sectors could have an adverse impact on the Canadian economy.

The Sub-Adviser believes that value stocks tend to be inexpensive based on various measures of their intrinsic value. These stocks are inexpensive because they are out of investor favor for one or more reasons. The goal of the Sub-Adviser is to identify value stocks that will increase in price and ultimately reflect their intrinsic value over time. Risks that may prevent value stocks from appreciating include: the Sub-Adviser’s inability to correctly estimate a stock’s intrinsic value, the market’s inability to realize the stock’s intrinsic value over time, or a poorly performing business causing the intrinsic value of the stock to decline.

Even a small investment in derivative contracts can have a big impact on the Fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. Forward foreign currency contracts are privately negotiated transactions, and can have substantial price volatility. As a result, they offer less protection against default by the other party than is available for instruments traded on an exchange. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of the Fund’s foreign holdings increases because of currency fluctuations. The institutions that deal in forward currency contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity.

Dividends are not fixed and the level of dividends may vary over time. There is no guarantee that the issuers of the Fund’s investments will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks.

Performance Information:

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund’s performance for each full calendar year since its inception and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. Performance for Institutional Shares and Class II Shares is not shown because Institutional Shares and Class II Shares of the Fund had not commenced operations as of the date of this prospectus. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Annual Return For the years ended December 31

The Fund’s year-to-date total return for Class I Shares through September 30, 2012 was 9.44%.

Best Quarter
December 31, 2010	10.55%

Worst Quarter
September 30, 2011	(11.55)%

Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns Dynamic Contrarian Advantage Fund Prospectus Dynamic Contrarian Advantage Fund	Average Annual Returns, Label	1 Year	Since Inception		Average Annual Returns, Inception Date
Class I Shares	Before Taxes	(6.76%)	10.51%	[1]	Apr 2, 2009
Class I Shares After Taxes on Distributions	After Taxes on Distributions	(8.33%)	8.42%	[1]	Apr 2, 2009
Class I Shares After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Fund Shares	(2.29%)	8.58%	[1]	Apr 2, 2009
Morgan Stanley Capital International (MSCI) World Index (reflects no deductions for fees, expenses or taxes)	Morgan Stanley Capital International (MSCI) World Index (reflects no deductions for fees, expenses or taxes)	(5.02%)	15.72%	[1]	Apr 2, 2009
[1]	While the Fund commenced operations on March 31, 2009, the Fund began investing consistent with its prior investment objective on April 1, 2009.

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	DYNAMIC CONTRARIAN ADVANTAGE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Dynamic Contrarian Fund (the “Fund”) is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption
Shareholder Fees (fees paid directly from your investment)	None	None	None

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77.55% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.55%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a broadly diversified portfolio consisting of equity securities of U.S. and foreign companies chosen using a value oriented investment approach. GCIC US Ltd. (the “Sub-Adviser”) believes that dividend growth may be a strong indicator of future price performance, and therefore, seeks to identify high quality companies, selling at a discount to intrinsic value, that are expected to initiate or increase their dividends. Based on the Sub-Adviser’s view of the global capital markets, the Fund may invest from time to time in a limited number of countries and areas of the world. The Fund may invest in U.S., Canadian and other foreign companies of any size, including small and mid capitalization companies, in order to achieve its objective.

When selecting investments for the Fund, the Sub-Adviser screens a broad universe of stocks that are expected to initiate or increase their dividends using metrics that traditionally indicate a measure of value, including low price-to-cash-flow ratio, low-price-to-book ratio and low-price-to-earnings ratio. The Sub-Adviser then conducts fundamental analysis to distinguish those that merit investment from those that are inexpensive for a good reason. The Sub-Adviser also seeks to identify catalysts that may drive an increase in stock price.

In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy. As part of this evaluation, the Sub-Adviser may:

●	analyze financial data and other information sources;
●	assess the quality of management; and
●	conduct company interviews, where possible.

The Fund may employ the use of derivative investments such as forward foreign currency contracts to actively hedge against adverse price movements that may result from local currency and/or equity market exposure. The use of derivative investments, cash or cash equivalents and larger capitalization companies may also be implemented for temporary defensive purposes in an effort to reduce portfolio risk.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests in a broadly diversified portfolio consisting of equity securities of U.S. and foreign companies chosen using a value oriented investment approach.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund’s securities may go up or down in value depending on changes in the Canadian stock market, on the relative exchange rates of the U.S. dollar and the Canadian dollar, U.S. and Canadian political and economic developments, and U.S. and Canadian laws relating to investments in Canada. Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities. The Canadian economy is highly dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in these sectors could have an adverse impact on the Canadian economy.

The Sub-Adviser believes that value stocks tend to be inexpensive based on various measures of their intrinsic value. These stocks are inexpensive because they are out of investor favor for one or more reasons. The goal of the Sub-Adviser is to identify value stocks that will increase in price and ultimately reflect their intrinsic value over time. Risks that may prevent value stocks from appreciating include: the Sub-Adviser’s inability to correctly estimate a stock’s intrinsic value, the market’s inability to realize the stock’s intrinsic value over time, or a poorly performing business causing the intrinsic value of the stock to decline.

Even a small investment in derivative contracts can have a big impact on the Fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. Forward foreign currency contracts are privately negotiated transactions, and can have substantial price volatility. As a result, they offer less protection against default by the other party than is available for instruments traded on an exchange. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of the Fund’s foreign holdings increases because of currency fluctuations. The institutions that deal in forward currency contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity.

Dividends are not fixed and the level of dividends may vary over time. There is no guarantee that the issuers of the Fund’s investments will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose all or some of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund’s performance for each full calendar year since its inception and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. Performance for Institutional Shares and Class II Shares is not shown because Institutional Shares and Class II Shares of the Fund had not commenced operations as of the date of this prospectus. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund’s performance for each full calendar year since its inception and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-572-0968
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dundeewealthus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Return For the years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s year-to-date total return for Class I Shares through September 30, 2012 was 9.44%.

Best Quarter
December 31, 2010	10.55%

Worst Quarter
September 30, 2011	(11.55)%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.55%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2011
Dynamic Contrarian Advantage Fund - Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.85%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	13.96%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	14.81%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(13.66%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.15%
1 Year	rr_ExpenseExampleYear01	293
3 Years	rr_ExpenseExampleYear03	6,805
5 Years	rr_ExpenseExampleYear05	12,605
10 Years	rr_ExpenseExampleYear10	22,801
Annual Return 2010	rr_AnnualReturn2010	10.46%
Annual Return 2011	rr_AnnualReturn2011	(6.76%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(6.76%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.51%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2009
Dynamic Contrarian Advantage Fund - Class II Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.85%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	14.11%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	14.96%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(13.66%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.30%
1 Year	rr_ExpenseExampleYear01	132
3 Years	rr_ExpenseExampleYear03	2,758
5 Years	rr_ExpenseExampleYear05	5,087
10 Years	rr_ExpenseExampleYear10	9,158
Dynamic Contrarian Advantage Fund - Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.85%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	13.86%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	14.71%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(13.66%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.05%
1 Year	rr_ExpenseExampleYear01	10,707
3 Years	rr_ExpenseExampleYear03	269,820
5 Years	rr_ExpenseExampleYear05	501,204
10 Years	rr_ExpenseExampleYear10	909,493
Morgan Stanley Capital International (MSCI) World Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International (MSCI) World Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(5.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	15.72%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2009
After Taxes on Distributions | Dynamic Contrarian Advantage Fund - Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(8.33%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.42%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2009
After Taxes on Distributions and Sales | Dynamic Contrarian Advantage Fund - Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(2.29%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.58%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2009

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.05% for Institutional Shares, 1.15% for Class I Shares and 1.30% for Class II Shares until January 31, 2014. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.
[2]	While the Fund commenced operations on March 31, 2009, the Fund began investing consistent with its prior investment objective on April 1, 2009.
[3]	"Other Expenses" for Institutional Shares and Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.

Dynamic Discovery Fund Prospectus | Dynamic Discovery Fund
DYNAMIC DISCOVERY FUND
Investment Objective:
The investment objective of the Dynamic Discovery Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dynamic Discovery Fund Prospectus Dynamic Discovery Fund		Class I Shares	Class II Shares		Institutional Shares
Management Fees		0.95%	0.95%		0.95%
Shareholder Servicing Fee		0.10%	0.25%		none
Other Expenses		11.19%	11.34%	[1]	11.09%	[1]
Total Annual Fund Operating Expenses		12.14%	12.29%		12.04%
Fee Waivers and Reimbursements	[2]	(10.89%)	(10.89%)		(10.89%)
Total Annual Fund Operating Expenses After Fee Waiver		1.25%	1.40%		1.15%
[1]	"Other Expenses" for Institutional Shares and Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
[2]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.15% for Institutional Shares, 1.25% for Class I Shares and 1.40% for Class II Shares until January 31, 2014. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

Expense Example Dynamic Discovery Fund Prospectus Dynamic Discovery Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Shares	318	5,800	10,948	20,927
Class II Shares	143	2,358	4,430	8,424
Institutional Shares	11,721	229,465	434,547	833,504

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63.26% of the average value of its portfolio.

Principal Investment Strategy:

The Fund will invest primarily in equity securities of U.S. and foreign companies. The Fund may invest the majority of its assets in equity securities of U.S., Canadian and other foreign small capitalization companies.

Investment analysis for this Fund follows a bottom-up approach, which emphasizes careful company specific analysis. Using a value investment approach, this Fund invests in companies that represent good value based on current stock price relative to the company’s intrinsic value.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund. In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy. As part of this evaluation, GCIC US Ltd. (the “Sub-Adviser”) may:

●	analyze financial data and other information sources;
●	assess the quality of management; and
●	conduct company interviews, where possible.

The Fund may employ the use of derivative investments such as forward foreign currency contracts to actively hedge against adverse price movements that may result from local currency and/or equity market exposure. The use of derivative investments, cash or cash equivalents and larger capitalization companies may also be implemented for temporary defensive purposes in an effort to reduce portfolio risk.

Principal Risks of Investing in the Fund:

Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments.

The Sub-Adviser believes that value stocks tend to be inexpensive based on various measures of their intrinsic value. These stocks are inexpensive because they are out of investor favor for one or more reasons. The goal of the Sub-Adviser is to identify value stocks that will increase in price and ultimately reflect their intrinsic value over time. Risks that may prevent value stocks from appreciating include: the Sub-Adviser’s inability to correctly estimate a stock’s intrinsic value, the market’s inability to realize the stock’s intrinsic value over time, or a poorly performing business causing the intrinsic value of the stock to decline.

The small capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Even a small investment in derivative contracts can have a big impact on the Fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. Forward foreign currency contracts are privately negotiated transactions, and can have substantial price volatility. As a result, they offer less protection against default by the other party than is available for instruments traded on an exchange. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of the Fund’s foreign holdings increases because of currency fluctuations. The institutions that deal in forward currency contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity.

The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks.

Performance Information:

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund’s performance for each full calendar year since its inception and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. Performance for Institutional Shares and Class II Shares is not shown because Institutional Shares and Class II Shares of the Fund had not commenced operations as of the date of this prospectus. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Annual Return For the years ended December 31

The Fund’s year-to-date total return for Class I Shares through September 30, 2012 was 7.83%.

Best Quarter
December 31, 2010	13.25%

Worst Quarter
September 30, 2011	(14.54)%

Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns Dynamic Discovery Fund Prospectus Dynamic Discovery Fund	Average Annual Returns, Label	1 Year	Since Inception		Average Annual Returns, Inception Date
Class I Shares	Before Taxes	(12.26%)	12.02%	[1]	Apr 2, 2009
Class I Shares After Taxes on Distributions	After Taxes on Distributions	(14.71%)	9.62%	[1]	Apr 2, 2009
Class I Shares After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Fund Shares	(4.69%)	9.77%	[1]	Apr 2, 2009
Morgan Stanley Capital International (MSCI) World Index (reflects no deductions for fees, expenses or taxes)	Morgan Stanley Capital International (MSCI) World Index (reflects no deductions for fees, expenses or taxes)	(5.02%)	15.72%	[1]	Apr 2, 2009
[1]	Effective September 30, 2011, the Standard & Poor's/Toronto Stock Exchange Equity Income Index and Standard & Poor's/Toronto Stock Exchange Composite Index have replaced the Standard & Poor's Global Infrastructure Index and Morgan Stanley Capital International (MSCI) World Index as more appropriate benchmarks for the Fund. The Standard & Poor's/Toronto Stock Exchange Equity Income Index began its performance history on December 20, 2010. As such, performance results are not available for periods prior to that date.

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	DYNAMIC DISCOVERY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Dynamic Discovery Fund (the “Fund”) is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption
Shareholder Fees (fees paid directly from your investment)	None	None	None

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63.26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.26%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will invest primarily in equity securities of U.S. and foreign companies. The Fund may invest the majority of its assets in equity securities of U.S., Canadian and other foreign small capitalization companies.

Investment analysis for this Fund follows a bottom-up approach, which emphasizes careful company specific analysis. Using a value investment approach, this Fund invests in companies that represent good value based on current stock price relative to the company’s intrinsic value.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund. In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy. As part of this evaluation, GCIC US Ltd. (the “Sub-Adviser”) may:

●	analyze financial data and other information sources;
●	assess the quality of management; and
●	conduct company interviews, where possible.

The Fund may employ the use of derivative investments such as forward foreign currency contracts to actively hedge against adverse price movements that may result from local currency and/or equity market exposure. The use of derivative investments, cash or cash equivalents and larger capitalization companies may also be implemented for temporary defensive purposes in an effort to reduce portfolio risk.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will invest primarily in equity securities of U.S. and foreign companies. The Fund may invest the majority of its assets in equity securities of U.S., Canadian and other foreign small capitalization companies.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments.

The Sub-Adviser believes that value stocks tend to be inexpensive based on various measures of their intrinsic value. These stocks are inexpensive because they are out of investor favor for one or more reasons. The goal of the Sub-Adviser is to identify value stocks that will increase in price and ultimately reflect their intrinsic value over time. Risks that may prevent value stocks from appreciating include: the Sub-Adviser’s inability to correctly estimate a stock’s intrinsic value, the market’s inability to realize the stock’s intrinsic value over time, or a poorly performing business causing the intrinsic value of the stock to decline.

The small capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Even a small investment in derivative contracts can have a big impact on the Fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. Forward foreign currency contracts are privately negotiated transactions, and can have substantial price volatility. As a result, they offer less protection against default by the other party than is available for instruments traded on an exchange. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of the Fund’s foreign holdings increases because of currency fluctuations. The institutions that deal in forward currency contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity.

The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose all or some of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund’s performance for each full calendar year since its inception and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. Performance for Institutional Shares and Class II Shares is not shown because Institutional Shares and Class II Shares of the Fund had not commenced operations as of the date of this prospectus. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund’s performance for each full calendar year since its inception and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-572-0968
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dundeewealthus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Return For the years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s year-to-date total return for Class I Shares through September 30, 2012 was 7.83%.

Best Quarter
December 31, 2010	13.25%

Worst Quarter
September 30, 2011	(14.54)%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.54%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2011
Dynamic Discovery Fund - Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.95%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	11.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	12.14%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(10.89%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.25%
1 Year	rr_ExpenseExampleYear01	318
3 Years	rr_ExpenseExampleYear03	5,800
5 Years	rr_ExpenseExampleYear05	10,948
10 Years	rr_ExpenseExampleYear10	20,927
Annual Return 2010	rr_AnnualReturn2010	18.73%
Annual Return 2011	rr_AnnualReturn2011	(12.26%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(12.26%)
Since Inception	rr_AverageAnnualReturnSinceInception	12.02%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2009
Dynamic Discovery Fund - Class II Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.95%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	11.34%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	12.29%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(10.89%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.40%
1 Year	rr_ExpenseExampleYear01	143
3 Years	rr_ExpenseExampleYear03	2,358
5 Years	rr_ExpenseExampleYear05	4,430
10 Years	rr_ExpenseExampleYear10	8,424
Dynamic Discovery Fund - Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.95%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	11.09%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	12.04%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(10.89%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.15%
1 Year	rr_ExpenseExampleYear01	11,721
3 Years	rr_ExpenseExampleYear03	229,465
5 Years	rr_ExpenseExampleYear05	434,547
10 Years	rr_ExpenseExampleYear10	833,504
Morgan Stanley Capital International (MSCI) World Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International (MSCI) World Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(5.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	15.72%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2009
After Taxes on Distributions | Dynamic Discovery Fund - Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(14.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.62%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2009
After Taxes on Distributions and Sales | Dynamic Discovery Fund - Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(4.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.77%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2009

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.15% for Institutional Shares, 1.25% for Class I Shares and 1.40% for Class II Shares until January 31, 2014. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.
[2]	Effective September 30, 2011, the Standard & Poor's/Toronto Stock Exchange Equity Income Index and Standard & Poor's/Toronto Stock Exchange Composite Index have replaced the Standard & Poor's Global Infrastructure Index and Morgan Stanley Capital International (MSCI) World Index as more appropriate benchmarks for the Fund. The Standard & Poor's/Toronto Stock Exchange Equity Income Index began its performance history on December 20, 2010. As such, performance results are not available for periods prior to that date.
[3]	"Other Expenses" for Institutional Shares and Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.

Dynamic Gold & Precious Metals Fund Prospectus | Dynamic Gold & Precious Metals Fund
DYNAMIC GOLD & PRECIOUS METALS FUND
Investment Objective:
The investment objective of the Dynamic Gold & Precious Metals Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dynamic Gold & Precious Metals Fund Prospectus Dynamic Gold & Precious Metals Fund		Class I Shares	Class II Shares		Institutional Shares
Management Fees		0.95%	0.95%		0.95%
Shareholder Servicing Fee		0.10%	0.25%		none
Other Expenses		0.74%	0.89%	[1]	0.64%	[1]
Total Annual Fund Operating Expenses		1.69%	1.84%		1.59%
Fee Waivers and Reimbursements	[2]	(0.49%)	(0.49%)		(0.49%)
Total Annual Fund Operating Expenses After Fee Waiver		1.20%	1.35%		1.10%
[1]	"Other Expenses" for Institutional Shares and Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
[2]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.10% for Institutional Shares, 1.20% for Class I Shares and 1.35% for Class II Shares until January 31, 2014. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

Expense Example Dynamic Gold & Precious Metals Fund Prospectus Dynamic Gold & Precious Metals Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Shares	306	1,191	2,159	4,874
Class II Shares	137	523	942	2,111
Institutional Shares	11,215	44,548	81,124	184,051

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75.56% of the average value of its portfolio.

Principal Investment Strategy:

The Fund invests, under normal market conditions, at least 80% of its assets in securities of companies which are engaged primarily in activities related to gold and various precious metals, including exploration, mining, development, fabrication, processing or distribution, in instruments that derive their value from the value of precious metals and in gold, silver, platinum and palladium in the form of bullion, coins and storage receipts. The Fund may invest in U.S., Canadian and other foreign companies of any size, including small and mid capitalization companies, in order to achieve its objective.

Bullion and coins for the Fund will only be bought from and sold to banks (both U.S. and foreign) who are members, or affiliated with members, of a regulated U.S. commodities exchange. Gold, silver and other precious metals will not be purchased in any form that is not readily marketable. Coins will only be purchased for the Fund if they can be bought and sold in an active market and will not be purchased for their numismatic or “collector” value. Any bullion or coin purchased by the Fund will be delivered to and stored with a qualified custodian bank in the United States. Bullion and coins do not generate income – they offer only the potential for capital appreciation or depreciation. Direct investment in gold, silver and platinum in the form of bullion or coins may subject the Fund to higher custody and transaction costs than those normally associated with the ownership of stocks.

As a result of its specialized investment mandate, the Fund may be subject to pronounced cycles and widely varying conditions in the stock markets. GCIC US Ltd. (the “Sub-Adviser”) anticipates that the Fund may invest greater than 25% of its assets in securities of Canadian companies which are engaged primarily in activities related to gold, in instruments that derive their value from the value of gold and in gold in the form of bullion, coins and storage receipts. Based on the Sub-Adviser’s view of global supply and demand factors, however, the precious metals weightings within the portfolio may vary and, from time to time, a substantial portion of the Fund’s assets may be invested in any one country and/or category of precious metals.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund. In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy. As part of this evaluation, the Sub-Adviser may:

●	analyze financial data and other information sources;
●	assess the strength of a company’s management; and
●	conduct company interviews, where possible.

Principal Risks of Investing in the Fund:

Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund’s securities may go up or down in value depending on changes in the Canadian stock market, on the relative exchange rates of the U.S. dollar and the Canadian dollar, U.S. and Canadian political and economic developments, and U.S. and Canadian laws relating to investments in Canada. Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities. The Canadian economy is highly dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in these sectors could have an adverse impact on the Canadian economy.

The Fund is also subject to the risk that its target market segment, investments in equity securities of businesses engaged primarily in precious metals activities, may underperform other market segments or the equity markets as a whole. Moreover as a result of the Sub-Adviser’s specialized investment mandate, the Fund may be subject to pronounced cycles and widely varying conditions in the markets. Fluctuations in the price of gold and precious metals often dramatically affect the profitability of companies in the gold and precious metals sector. Political and economic conditions in gold-producing countries may have a direct effect on the mining and distribution of gold, and consequently, on its price. When inflation is low or expected to fall, prices tend to be weak. The Sub-Adviser’s view of global supply and demand may be contrary to general investment opinion at times or otherwise fail to produce the desired result, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to select stocks.

When the Fund invests in storage receipts, it receives certificates evidencing ownership of specific amounts of precious metals bullion, instead of taking physical possession of the bullion represented by the certificate. The Fund relies on the issuers of such documents to maintain the underlying precious metal on deposit. A default by any of the issuers could expose the Fund to loss of the metal on deposit.

The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on precious metal stocks.

Performance Information:

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund’s performance for each full calendar year since its inception and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. Performance for Institutional Shares and Class II Shares is not shown because Institutional Shares and Class II Shares of the Fund had not commenced operations as of the date of this prospectus. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Annual Return For the years ended December 31

The Fund’s year-to-date total return for Class I Shares through September 30, 2012 was 8.61%.

Best Quarter
September 30, 2010	27.19%

Worst Quarter
September 30, 2011	(16.69)%

Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns Dynamic Gold & Precious Metals Fund Prospectus Dynamic Gold & Precious Metals Fund	Average Annual Returns, Label	1 Year	Since Inception		Average Annual Returns, Inception Date
Class I Shares	Before Taxes	(29.68%)	25.41%	[1]	Apr 1, 2009
Class I Shares After Taxes on Distributions	After Taxes on Distributions	(32.55%)	22.77%	[1]	Apr 1, 2009
Class I Shares After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Fund Shares	(19.12%)	20.64%	[1]	Apr 1, 2009
Standard & Poor's/Toronto Stock Exchange Global Gold Index (reflects no deductions for fees, expenses or taxes)	Standard & Poor’s/Toronto Stock Exchange Global Gold Index (reflects no deductions for fees, expenses or taxes)	(15.69%)	9.74%	[1]	Apr 1, 2009
[1]	While the Fund commenced operations on March 31, 2009, the Fund began investing consistent with its investment objective on April 1, 2009.

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	DYNAMIC GOLD & PRECIOUS METALS FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Dynamic Gold & Precious Metals Fund (the “Fund”) is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption
Shareholder Fees (fees paid directly from your investment)	None	None	None

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75.56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.56%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal market conditions, at least 80% of its assets in securities of companies which are engaged primarily in activities related to gold and various precious metals, including exploration, mining, development, fabrication, processing or distribution, in instruments that derive their value from the value of precious metals and in gold, silver, platinum and palladium in the form of bullion, coins and storage receipts. The Fund may invest in U.S., Canadian and other foreign companies of any size, including small and mid capitalization companies, in order to achieve its objective.

Bullion and coins for the Fund will only be bought from and sold to banks (both U.S. and foreign) who are members, or affiliated with members, of a regulated U.S. commodities exchange. Gold, silver and other precious metals will not be purchased in any form that is not readily marketable. Coins will only be purchased for the Fund if they can be bought and sold in an active market and will not be purchased for their numismatic or “collector” value. Any bullion or coin purchased by the Fund will be delivered to and stored with a qualified custodian bank in the United States. Bullion and coins do not generate income – they offer only the potential for capital appreciation or depreciation. Direct investment in gold, silver and platinum in the form of bullion or coins may subject the Fund to higher custody and transaction costs than those normally associated with the ownership of stocks.

As a result of its specialized investment mandate, the Fund may be subject to pronounced cycles and widely varying conditions in the stock markets. GCIC US Ltd. (the “Sub-Adviser”) anticipates that the Fund may invest greater than 25% of its assets in securities of Canadian companies which are engaged primarily in activities related to gold, in instruments that derive their value from the value of gold and in gold in the form of bullion, coins and storage receipts. Based on the Sub-Adviser’s view of global supply and demand factors, however, the precious metals weightings within the portfolio may vary and, from time to time, a substantial portion of the Fund’s assets may be invested in any one country and/or category of precious metals.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund. In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy. As part of this evaluation, the Sub-Adviser may:

●	analyze financial data and other information sources;
●	assess the strength of a company’s management; and
●	conduct company interviews, where possible.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund invests, under normal market conditions, at least 80% of its assets in securities of companies which are engaged primarily in activities related to gold and various precious metals, including exploration, mining, development, fabrication, processing or distribution, in instruments that derive their value from the value of precious metals and in gold, silver, platinum and palladium in the form of bullion, coins and storage receipts.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund’s securities may go up or down in value depending on changes in the Canadian stock market, on the relative exchange rates of the U.S. dollar and the Canadian dollar, U.S. and Canadian political and economic developments, and U.S. and Canadian laws relating to investments in Canada. Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities. The Canadian economy is highly dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in these sectors could have an adverse impact on the Canadian economy.

The Fund is also subject to the risk that its target market segment, investments in equity securities of businesses engaged primarily in precious metals activities, may underperform other market segments or the equity markets as a whole. Moreover as a result of the Sub-Adviser’s specialized investment mandate, the Fund may be subject to pronounced cycles and widely varying conditions in the markets. Fluctuations in the price of gold and precious metals often dramatically affect the profitability of companies in the gold and precious metals sector. Political and economic conditions in gold-producing countries may have a direct effect on the mining and distribution of gold, and consequently, on its price. When inflation is low or expected to fall, prices tend to be weak. The Sub-Adviser’s view of global supply and demand may be contrary to general investment opinion at times or otherwise fail to produce the desired result, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to select stocks.

When the Fund invests in storage receipts, it receives certificates evidencing ownership of specific amounts of precious metals bullion, instead of taking physical possession of the bullion represented by the certificate. The Fund relies on the issuers of such documents to maintain the underlying precious metal on deposit. A default by any of the issuers could expose the Fund to loss of the metal on deposit.

The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on precious metal stocks.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose all or some of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund’s performance for each full calendar year since its inception and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. Performance for Institutional Shares and Class II Shares is not shown because Institutional Shares and Class II Shares of the Fund had not commenced operations as of the date of this prospectus. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund’s performance for each full calendar year since its inception and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-572-0968
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dundeewealthus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Return For the years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s year-to-date total return for Class I Shares through September 30, 2012 was 8.61%.

Best Quarter
September 30, 2010	27.19%

Worst Quarter
September 30, 2011	(16.69)%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.69%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2011
Dynamic Gold & Precious Metals Fund - Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.95%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.74%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.20%
1 Year	rr_ExpenseExampleYear01	306
3 Years	rr_ExpenseExampleYear03	1,191
5 Years	rr_ExpenseExampleYear05	2,159
10 Years	rr_ExpenseExampleYear10	4,874
Annual Return 2010	rr_AnnualReturn2010	73.42%
Annual Return 2011	rr_AnnualReturn2011	(29.68%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(29.68%)
Since Inception	rr_AverageAnnualReturnSinceInception	25.41%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009
Dynamic Gold & Precious Metals Fund - Class II Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.95%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.89%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.35%
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	523
5 Years	rr_ExpenseExampleYear05	942
10 Years	rr_ExpenseExampleYear10	2,111
Dynamic Gold & Precious Metals Fund - Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.95%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.64%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.10%
1 Year	rr_ExpenseExampleYear01	11,215
3 Years	rr_ExpenseExampleYear03	44,548
5 Years	rr_ExpenseExampleYear05	81,124
10 Years	rr_ExpenseExampleYear10	184,051
Standard & Poor's/Toronto Stock Exchange Global Gold Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Standard & Poor’s/Toronto Stock Exchange Global Gold Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(15.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.74%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009
After Taxes on Distributions | Dynamic Gold & Precious Metals Fund - Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(32.55%)
Since Inception	rr_AverageAnnualReturnSinceInception	22.77%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009
After Taxes on Distributions and Sales | Dynamic Gold & Precious Metals Fund - Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(19.12%)
Since Inception	rr_AverageAnnualReturnSinceInception	20.64%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.10% for Institutional Shares, 1.20% for Class I Shares and 1.35% for Class II Shares until January 31, 2014. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.
[2]	While the Fund commenced operations on March 31, 2009, the Fund began investing consistent with its investment objective on April 1, 2009.
[3]	"Other Expenses" for Institutional Shares and Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.

Dynamic U.S. Growth Fund Prospectus | Dynamic U.S. Growth Fund
DYNAMIC U.S. GROWTH FUND
Investment Objective:
The investment objective of the Dynamic U.S. Growth Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dynamic U.S. Growth Fund Prospectus Dynamic U.S. Growth Fund		Class I Shares	Class II Shares		Institutional Shares
Management Fees		0.65%	0.65%		0.65%
Shareholder Servicing Fee		0.10%	0.25%		none
Other Expenses		0.60%	0.75%	[1]	0.50%	[1]
Total Annual Fund Operating Expenses		1.25%	1.40%		1.15%
Fee Waivers and Reimbursements	[2]	(0.41%)	(0.41%)		(0.41%)
Total Annual Fund Operating Expenses After Fee Waiver		0.84%	0.99%		0.74%
[1]	"Other Expenses" for Institutional Shares and Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
[2]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.74% for Institutional Shares, 0.84% for Class I Shares and 0.99% for Class II Shares until January 31, 2014. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

Expense Example Dynamic U.S. Growth Fund Prospectus Dynamic U.S. Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Shares	214	872	1,600	3,672
Class II Shares	101	396	720	1,638
Institutional Shares	7,558	31,756	58,640	135,449

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 323.54% of the average value of its portfolio.

Principal Investment Strategy:

The Fund invests, under normal market conditions, at least 80% of its assets in equity securities of U.S. companies chosen according to a growth oriented investment approach. The Fund may invest in companies of any size, including small and mid capitalization companies, in order to achieve its objective.

When selecting investments for the Fund, GCIC US Ltd. (the “Sub-Adviser”) seeks to identify companies demonstrating strong current or prospective earnings growth relative to the overall market and relative to their peer group. While it will not concentrate its investments in any one industry, the Fund may from time to time have significant exposure in one or more sectors of the economy, especially the more growth-oriented sectors, such as the information technology, consumer discretionary and health care sectors.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund. In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy. As part of this evaluation, the Sub-Adviser may:

●	analyze financial data and other information sources;
●	assess the quality of management; and
●	conduct company interviews, where possible.

Principal Risks of Investing in the Fund:

Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Growth companies also typically do not pay dividends. Companies that pay dividends may experience less significant stock price declines during market downturns.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund may focus its investments from time to time on one or more economic sectors, in particular the information technology sector. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s net asset value and total return. Information technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. Competitive pressures in the information technology sector, and the Fund’s investments in information technology company securities, may subject it to more volatile price movements than a more diversified securities portfolio.

The Sub-Adviser expects a high portfolio turnover rate in excess of 400%.

The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing.

Performance Information:

The bar chart and performance table below provide an indication of the risk of an investment in the Fund by showing the Fund’s performance for its first full calendar year since its inception. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. Performance for Institutional Shares and Class II Shares is not shown because Institutional Shares and Class II Shares of the Fund had not commenced operations as of the date of this prospectus. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Annual Return For the years ended December 31

The Fund’s year-to-date total return for Class I Shares through September 30, 2012 was 17.60%.

Best Quarter
September 30, 2010	22.36%

Worst Quarter
September 30, 2011	(16.50)%

Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns Dynamic U.S. Growth Fund Prospectus Dynamic U.S. Growth Fund	Average Annual Returns, Label	1 Year	Since Inception		Average Annual Returns, Inception Date
Class I Shares	Before Taxes	4.61%	34.01%	[1]	Apr 1, 2009
Class I Shares After Taxes on Distributions	After Taxes on Distributions	3.71%	31.42%	[1]	Apr 1, 2009
Class I Shares After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Fund Shares	3.03%	28.10%	[1]	Apr 1, 2009
Russell 1000�� Growth Index (reflects no deductions for fees, expenses or taxes)	Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)	2.64%	21.06%	[1]	Apr 1, 2009
[1]	While the Fund commenced operations on March 31, 2009, the Fund began investing consistent with its investment objective on April 2, 2009.

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	DYNAMIC U.S. GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Dynamic U.S. Growth Fund (the “Fund”) is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption
Shareholder Fees (fees paid directly from your investment)	None	None	None

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 323.54% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	323.54%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal market conditions, at least 80% of its assets in equity securities of U.S. companies chosen according to a growth oriented investment approach. The Fund may invest in companies of any size, including small and mid capitalization companies, in order to achieve its objective.

When selecting investments for the Fund, GCIC US Ltd. (the “Sub-Adviser”) seeks to identify companies demonstrating strong current or prospective earnings growth relative to the overall market and relative to their peer group. While it will not concentrate its investments in any one industry, the Fund may from time to time have significant exposure in one or more sectors of the economy, especially the more growth-oriented sectors, such as the information technology, consumer discretionary and health care sectors.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund. In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy. As part of this evaluation, the Sub-Adviser may:

●	analyze financial data and other information sources;
●	assess the quality of management; and
●	conduct company interviews, where possible.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests, under normal market conditions, at least 80% of its assets in equity securities of U.S. companies chosen according to a growth oriented investment approach.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Growth companies also typically do not pay dividends. Companies that pay dividends may experience less significant stock price declines during market downturns.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund may focus its investments from time to time on one or more economic sectors, in particular the information technology sector. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s net asset value and total return. Information technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. Competitive pressures in the information technology sector, and the Fund’s investments in information technology company securities, may subject it to more volatile price movements than a more diversified securities portfolio.

The Sub-Adviser expects a high portfolio turnover rate in excess of 400%.

The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose all or some of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below provide an indication of the risk of an investment in the Fund by showing the Fund’s performance for its first full calendar year since its inception. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. Performance for Institutional Shares and Class II Shares is not shown because Institutional Shares and Class II Shares of the Fund had not commenced operations as of the date of this prospectus. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-572-0968
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dundeewealthus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Return For the years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s year-to-date total return for Class I Shares through September 30, 2012 was 17.60%.

Best Quarter
September 30, 2010	22.36%

Worst Quarter
September 30, 2011	(16.50)%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	17.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.50%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2011
Dynamic U.S. Growth Fund - Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.65%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.84%
1 Year	rr_ExpenseExampleYear01	214
3 Years	rr_ExpenseExampleYear03	872
5 Years	rr_ExpenseExampleYear05	1,600
10 Years	rr_ExpenseExampleYear10	3,672
Annual Return 2010	rr_AnnualReturn2010	50.67%
Annual Return 2011	rr_AnnualReturn2011	4.61%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.61%
Since Inception	rr_AverageAnnualReturnSinceInception	34.01%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009
Dynamic U.S. Growth Fund - Class II Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.65%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.75%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.99%
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	396
5 Years	rr_ExpenseExampleYear05	720
10 Years	rr_ExpenseExampleYear10	1,638
Dynamic U.S. Growth Fund - Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.65%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.74%
1 Year	rr_ExpenseExampleYear01	7,558
3 Years	rr_ExpenseExampleYear03	31,756
5 Years	rr_ExpenseExampleYear05	58,640
10 Years	rr_ExpenseExampleYear10	135,449
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.64%
Since Inception	rr_AverageAnnualReturnSinceInception	21.06%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009
After Taxes on Distributions | Dynamic U.S. Growth Fund - Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	3.71%
Since Inception	rr_AverageAnnualReturnSinceInception	31.42%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009
After Taxes on Distributions and Sales | Dynamic U.S. Growth Fund - Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.03%
Since Inception	rr_AverageAnnualReturnSinceInception	28.10%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.74% for Institutional Shares, 0.84% for Class I Shares and 0.99% for Class II Shares until January 31, 2014. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.
[2]	While the Fund commenced operations on March 31, 2009, the Fund began investing consistent with its investment objective on April 2, 2009.
[3]	"Other Expenses" for Institutional Shares and Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.

Dynamic Energy Income Fund Prospectus | Dynamic Energy Income Fund
DYNAMIC ENERGY INCOME FUND
Investment Objective:
The investment objective of the Dynamic Energy Income Fund (the “Fund”) is to seek to achieve high income generation and long-term growth of capital.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dynamic Energy Income Fund Prospectus Dynamic Energy Income Fund		Class I Shares	Class II Shares		Institutional Shares
Management Fees		0.90%	0.90%		0.90%
Shareholder Servicing Fee		0.10%	0.25%		none
Other Expenses		0.73%	0.88%	[1]	0.63%	[1]
Total Annual Fund Operating Expenses		1.63%	1.78%		1.53%
Fee Waivers and Reimbursements	[2]	(0.54%)	(0.54%)		(0.54%)
Total Annual Fund Operating Expenses After Fee Waiver		1.09%	1.24%		0.99%
[1]	"Other Expenses" for Institutional Shares and Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
[2]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.99% for Institutional Shares, 1.09% for Class I Shares and 1.24% for Class II Shares until January 31, 2014. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

Expense Example Dynamic Energy Income Fund Prospectus Dynamic Energy Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Shares	278	1,130	2,067	4,698
Class II Shares	126	498	905	2,042
Institutional Shares	10,098	42,109	77,406	176,941

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78.92% of the average value of its portfolio.

Principal Investment Strategy:

The Fund invests, under normal market conditions, at least 80% of its assets in equity securities of energy and utility companies. Energy companies are involved primarily in the exploration, development, production, sale and distribution of oil and natural gas and/or other commodities such as fossil fuels, metals, minerals, wind and their by-products. Utility companies are energy-related companies and may be involved in multiple aspects of the development and distribution of power and water resources and/or the development of energy pipelines. The Fund may invest in U.S., Canadian and other foreign companies of any size, including small and mid capitalization companies, in order to achieve its objective.

To achieve its investment objective, the Fund intends to invest primarily in U.S., Canadian and other foreign energy and utility companies, and in equity securities of master limited partnerships (“MLPs”) and Canadian income trusts to the extent permitted by applicable law. When investing in an income trust, GCIC US Ltd. (the “Sub-Adviser”) purchases an equity investment vehicle designed to distribute cash flow from an underlying business to investors. The Fund also seeks to provide shareholders with current income through investing in energy and utility MLPs.

Techniques such as fundamental analysis may be used to assess capacity for income generation and capital appreciation. In conducting fundamental analysis of companies, income trusts and MLPs that are being considered for purchase by the Fund, the management team evaluates the financial condition and management of a company or project, its industry and the overall economy. As part of this evaluation, the Sub-Adviser may:

●	analyze financial data and other information sources;
●	assess the quality of management; and
●	conduct company interviews, where possible.

The Sub-Adviser may initiate options positions and option/stock combination strategies (e.g. covered calls) in the Fund. While the primary use of the option positions will be to generate additional income in the Fund, the option positions may also allow the portfolio manager to purchase or sell the underlying stock at what the Sub-Adviser believes to be a fundamentally attractive price. More specifically, the Fund may write covered call options on a security in order to collect the related premium on the call option and establish a sale price for the related security that the Sub-Adviser believes to be attractive. The Fund may also write put options on a security in order to collect the related premium on the put option and acquire the related security at a price the Sub-Adviser believes to be attractive.

Principal Risks of Investing in the Fund:

Since it purchases equity securities and income trust and MLP units that trade on stock exchanges, the Fund is subject to the risk that equity security and income trust and MLP unit prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments.

The Fund is also subject to the risk that its primary market segment, investments in securities of companies involved in energy or related activities, may underperform other market segments or the equity markets as a whole. Moreover, the Sub-Adviser’s investment approach may be contrary to general investment opinion at times or otherwise fail to produce the desired result, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to select stocks.

The small and mid capitalization companies, income trusts and MLPs the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund’s securities may go up or down in value depending on changes in the Canadian stock market, on the relative exchange rates of the U.S. dollar and the Canadian dollar, U.S. and Canadian political and economic developments, and U.S. and Canadian laws relating to investments in Canada. Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities. The Canadian economy is highly dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in these sectors could have an adverse impact on the Canadian economy.

During periods of low interest rates, Canadian income trusts may achieve higher yields compared with cash investments. During periods of high interest rates, the opposite may be true. Income trusts may experience losses during periods of both low and high interest rates. In certain jurisdictions where limited liability legislation for income trusts has not been enacted, there is a remote risk that where claims against an income trust are not satisfied by that trust, investors in that trust could be held liable for any outstanding obligations.

The risks of investing in MLPs are generally those involved in investing in a partnership as opposed to a corporation. Accordingly, there may be fewer protections afforded to investors in an MLP than investors in a corporation. However, MLP investors typically have no personal liability, similar to a corporation’s shareholders. MLPs allow for pass-through income, meaning that they are not subject to corporate income taxes. Instead, owners of an MLP are personally responsible for paying taxes on their allocable portion of the MLP’s income, gains, losses, and deductions whether or not they receive cash distributions. MLPs make distributions that are generally paid out on a quarterly basis. Some distributions received by the Fund with respect to its investments in MLPs may, if distributed by the Fund, be treated as a return of capital for federal income tax purposes because of accelerated deductions available with respect to the activities of such MLPs and the MLPs’ distribution policies. Investments in units of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are generally engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. As a result, MLPs will be susceptible to adverse economic or regulatory occurrences affecting these sectors.

Even a small investment in derivative contracts can have a big impact on the Fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. Writing put and call options is a highly specialized activity and entails greater than ordinary investment risks. The successful use of options depends in part on the ability of the Sub-Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. The Fund may write covered call options on a security in order to collect the related premium on the call option and establish a sale price for the related security owned by the Fund that the Sub-Adviser believes to be attractive. By writing covered call options on equity securities, the Fund gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written covered call options, but continues to bear the risk of declines in the value of its common stock portfolio. The Fund may write put options on a security in order to collect the related premium on the put option and to acquire the related security at a price the Sub-Adviser believes to be attractive. The Fund bears the risk that the price of the security will fall significantly below the exercise price of the put option and the Fund will be required to acquire the related stock at a price that is less than attractive. The Fund will receive a premium from writing a covered call or put option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

Dividends are not fixed and the level of dividends may vary over time. There is no guarantee that the issuers of the Fund’s investments will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking income generation and long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks of companies involved in energy or related activities.

Performance Information:

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund’s performance for each full calendar year since its inception and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. Performance for Institutional Shares and Class II Shares is not shown because Institutional Shares and Class II Shares of the Fund had not commenced operations as of the date of this prospectus. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Annual Return For the years ended December 31

The Fund’s year-to-date total return for Class I Shares through September 30, 2012 was (0.60)%.

Best Quarter
December 31, 2010	14.05%

Worst Quarter
September 30, 2011	(14.56)%

Average Annual Total Returns Dynamic Energy Income Fund Prospectus Dynamic Energy Income Fund	Average Annual Returns, Label	1 Year		Since Inception		Average Annual Returns, Inception Date
Class I Shares	Before Taxes	0.63%		20.01%	[1]	Aug 18, 2009
Class I Shares After Taxes on Distributions	After Taxes on Distributions	0.66%		19.14%	[1]	Aug 18, 2009
Class I Shares After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Fund Shares	1.14%		17.19%	[1]	Aug 18, 2009
Standard & Poor's/Toronto Stock Exchange Capped Energy Index (reflects no deductions for fees, expenses or taxes)	Standard & Poor’s/Toronto Stock Exchange Capped Energy Index** (reflects no deductions for fees, expenses or taxes)	(16.86%)	[2]	7.36%	[2],[1]	Aug 18, 2009
[1]	While the Fund commenced operations on August 14, 2009, the Fund began investing consistent with its investment objective on August 18, 2009.
[2]	On February 2, 2011, the Board of Trustees approved a change in benchmark for the Fund from the Standard & Poor's/Toronto Stock Exchange Capped Energy Trust Index ("Prior Index") to the Standard & Poor's/Toronto Stock Exchange Capped Energy Index. This change was made in light of the conversion of the income trust constituent holdings of the Prior Index to corporations and the anticipated discontinuation of the Prior Index on March 18, 2011.

Dynamic Global Growth Fund Prospectus | Dynamic Global Growth Fund
DYNAMIC GLOBAL GROWTH FUND
Investment Objective:
The investment objective of the Dynamic Global Growth Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dynamic Global Growth Fund Prospectus Dynamic Global Growth Fund		Class I Shares	Class II Shares	Institutional Shares
Management Fees		0.95%	0.95%	0.95%
Shareholder Servicing Fee		0.10%	0.25%	none
Other Expenses	[1]	2.47%	2.62%	2.37%
Total Annual Fund Operating Expenses		3.42%	3.57%	3.32%
Fee Waivers and Reimbursements	[2]	(2.27%)	(2.27%)	(2.27%)
Total Annual Fund Operating Expenses After Fee Waiver		1.15%	1.30%	1.05%
[1]	"Other Expenses" are estimated for the current fiscal year.
[2]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.05% for Institutional Shares, 1.15% for Class I Shares and 1.30% for Class II Shares until January 31, 2014. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

Expense Example Dynamic Global Growth Fund Prospectus Dynamic Global Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Shares	293	2,003	3,871	8,807
Class II Shares	132	846	1,622	3,660
Institutional Shares	10,707	77,118	149,954	343,022

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategy:

The Fund invests in a portfolio consisting of equity securities of U.S. and foreign companies chosen according to a growth oriented investment approach. The Fund will invest significantly (at least 40% of its assets unless market conditions are deemed to be unfavorable by DundeeWealth US, LP or GCIC US Ltd. (the “Sub-Adviser”) in which case the Fund will invest at least 30% of its assets) in the securities of companies organized or primarily located outside of the U.S. or doing a substantial amount of business outside of the U.S. The Fund considers a company that derives at least 50% of its revenues from business outside the U.S. or has at least 50% of its assets outside the U.S. as doing a substantial amount of business outside the U.S. Based on the Sub-Adviser’s view of the global capital markets, the Fund may invest from time to time in a limited number of countries and areas of the world. The Fund may invest in U.S. and foreign companies of any size, including small and mid capitalization companies, and in emerging market countries, in order to achieve its objective.

When selecting investments for the Fund, the Sub-Adviser seeks to identify companies demonstrating strong current or prospective earnings growth relative to the overall market and relative to their peer group.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund. In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy. As part of this evaluation, the Sub-Adviser may:

●	analyze financial data and other information sources;
●	assess the quality of management; and
●	conduct company interviews, where possible.

Principal Risks of Investing in the Fund:

Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund may also invest in emerging market countries. Developing countries may impose restrictions on the Fund’s ability to repatriate investment income or capital. Even if there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund. For example, funds may be withdrawn from the People’s Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Fund and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Growth companies also typically do not pay dividends. Companies that pay dividends may experience less significant stock price declines during market downturns.

The Sub-Adviser expects a high portfolio turnover rate in excess of 300%.

The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking long-term capital appreciation who can withstand the share price volatility of equity investing with a focus on global stocks.

Performance Information:

The bar chart and performance table have been omitted because the Fund had not commenced operations as of the date of this Prospectus. The Fund intends to compare its performance to the Morgan Stanley Capital International (MSCI) World Index.

Dynamic World Growth Fund Prospectus | Dynamic World Growth Fund
DYNAMIC WORLD GROWTH FUND
Investment Objective:
The investment objective of the Dynamic World Growth Fund (formerly, Dynamic Growth Navigator Fund) (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dynamic World Growth Fund Prospectus Dynamic World Growth Fund		Class I Shares	Class II Shares	Institutional Shares
Management Fees		0.95%	0.95%	0.95%
Shareholder Servicing Fee		0.10%	0.25%	none
Other Expenses	[1]	2.46%	2.61%	2.36%
Total Annual Fund Operating Expenses		3.41%	3.56%	3.31%
Fee Waivers and Reimbursements	[2]	(2.26%)	(2.26%)	(2.26%)
Total Annual Fund Operating Expenses After Fee Waiver		1.15%	1.30%	1.05%
[1]	"Other Expenses" are estimated for the current fiscal year.
[2]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.05% for Institutional Shares, 1.15% for Class I Shares and 1.30% for Class II Shares until January 31, 2014. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

Expense Example Dynamic World Growth Fund Prospectus Dynamic World Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Shares	293	1,998	3,862	8,786
Class II Shares	132	844	1,618	3,651
Institutional Shares	10,707	76,930	149,566	342,174

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategy:

The Fund represents an actively traded portfolio of equity securities of businesses located in the U.S. and around the world chosen according to a growth investment approach. The growth investment approach seeks to identify companies demonstrating the strongest earnings growth relative to the overall market and relative to their peer group. The Fund may invest in U.S. and foreign companies of any size, including small and mid capitalization companies, and in emerging market countries, in order to achieve its objective.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund. In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy. As part of this evaluation, GCIC US Ltd. (the “Sub-Adviser”) may:

●	analyze financial data and other information sources;
●	assess the quality of management; and
●	conduct company interviews, where possible.

Principal Risks of Investing in the Fund:

Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments.

The small and mid capitalization companies and income trusts the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund may also invest in emerging market countries. Developing countries may impose restrictions on the Fund’s ability to repatriate investment income or capital. Even if there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund. For example, funds may be withdrawn from the People’s Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Fund and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Growth companies also typically do not pay dividends. Companies that pay dividends may experience less significant stock price declines during market downturns.

The Sub-Adviser expects a high portfolio turnover rate of between 75% and 150%.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks.

Performance Information:

The bar chart and performance table have been omitted because the Fund had not commenced operations as of the date of this prospectus. The Fund intends to compare its performance to the Morgan Stanley Capital International (MSCI) World Index.

Dynamic Canadian Equity Income Fund Prospectus | Dynamic Canadian Equity Income Fund
DYNAMIC CANADIAN EQUITY INCOME FUND
Investment Objective:
The investment objective of the Dynamic Canadian Equity Income Fund (formerly, Dynamic Infrastructure Fund)(the “Fund”) is to seek high income and long-term capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dynamic Canadian Equity Income Fund Prospectus Dynamic Canadian Equity Income Fund		Class I Shares	Class II Shares		Institutional Shares
Management Fees		0.89%	0.89%		0.89%
Shareholder Servicing Fee		0.10%	0.25%		none
Other Expenses		3.97%	4.12%	[1]	3.87%	[1]
Acquired Fund Fees and Expenses	[2]	0.02%	0.02%		0.02%
Total Annual Fund Operating Expenses		4.88%	5.03%		4.78%
Fee Waivers and Reimbursements	[3]	(3.79%)	(3.79%)		(3.79%)
Total Annual Fund Operating Expenses After Fee Waiver		1.09%	1.24%		0.99%
[1]	"Other Expenses" for Institutional Shares and Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
[2]	Acquired Fund Fees and Expenses ("AFFE") represent the pro rata expenses indirectly incurred by the Fund as a result of investing in other mutual funds that have their own expenses. AFFE are not used to calculate the Fund's net asset value and do not correlate to the ratio of Expenses to Average Net Assets found in the "Financial Highlights" section of the Prospectus.
[3]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.99% for Institutional Shares, 1.09% for Class I Shares and 1.24% for Class II Shares until January 31, 2014. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver and reimbursement.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

Expense Example Dynamic Canadian Equity Income Fund Prospectus Dynamic Canadian Equity Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Shares	278	2,664	5,224	11,653
Class II Shares	126	1,109	2,159	4,779
Institutional Shares	10,098	103,624	204,347	458,098

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29.89% of the average value of its portfolio.

Principal Investment Strategy:

The Fund invests, under normal market conditions, at least 80% of its assets in the equity securities of companies located in Canada. For the purposes of this policy, the Fund defines companies that are located in Canada as companies that are incorporated or organized in Canada. The Fund invests primarily in dividend or distribution paying Canadian equity securities and real estate investment trusts (“REITs”), as well as in other types of Canadian equity securities, including limited partnerships and master limited partnerships (“MLPs”). The Fund may, to the extent permitted by applicable law, also invest in Canadian income trusts. An income trust is an equity investment vehicle designed to contribute cash flow from an underlying business to investors. In addition to its Canadian equity investments, the Fund may also invest in other foreign and U.S. companies of any size, including small and mid capitalization companies, as well as in U.S. MLPs to the extent permitted by applicable law, in order to achieve its objective. While the Fund will not concentrate its investments in any one industry, the Fund will focus on equity securities in the energy, real estate and infrastructure sectors.

In considering an equity security, GCIC US Ltd. (the “Sub-Adviser”) also evaluates the equity security’s potential for capital appreciation. The Sub-Adviser employs a Quality at a Reasonable Price (QUARPTM) philosophy and uses strict fundamental analysis due diligence measures to assess potential investments for the Fund. In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy. As part of this evaluation, the Sub-Adviser may:

●	analyze financial data and other information sources;
●	assess the quality of management; and
●	conduct company interviews, where possible.

The Fund invests in businesses with sustainable cash flow distributions, dominant positions in their respective industry sector and management that holds a significant equity stake.

The Sub-Adviser may initiate options positions and option/stock combination strategies (e.g. covered calls) in the Fund. While the primary use of the option positions will be to generate additional income in the Fund, the option positions may also allow the portfolio manager to purchase or sell the underlying stock at what the Sub-Adviser believes to be a fundamentally attractive price. More specifically, the Fund may write covered call options on a security in order to collect the related premium on the call option and establish a sale price for the related security that the Sub-Adviser believes to be attractive. The Fund may also write put options on a security in order to collect the related premium on the put option and acquire the related security at a price the Sub-Adviser believes to be attractive.

Principal Risks of Investing in the Fund:

Since it purchases equity securities, REITs and income trust and MLP units that trade on stock exchanges, the Fund is subject to the risk that equity security, REIT and income trust and MLP unit prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments.

The Fund’s securities may go up or down in value depending on changes in the Canadian stock market, on the relative exchange rates of the U.S. dollar and the Canadian dollar, U.S. and Canadian political and economic developments, and U.S. and Canadian laws relating to investments in Canada. Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities. The Canadian economy is highly dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in these sectors could have an adverse impact on the Canadian economy.

The small and mid capitalization companies, REITs, income trusts and MLPs the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

During periods of low interest rates, Canadian income trusts may achieve higher yields compared with cash investments. During periods of high interest rates, the opposite may be true. Income trusts may experience losses during periods of both low and high interest rates. In certain jurisdictions where limited liability legislation for income trusts has not been enacted, there is a remote risk that where claims against an income trust are not satisfied by that trust, investors in that trust could be held liable for any outstanding obligations.

A REIT is a corporation or trust that pools the capital of many investors to purchase income property and/or mortgage loans. The Fund may purchase Canadian and U.S. equity REITs, which own and manage property, and Canadian and U.S. mortgage REITs, which purchase mortgages and may also borrow money from banks to lend again at higher interest rates. Some REITs also originate loans or develop properties. REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. REITs are dependent upon the quality of their management, may have limited financial resources and heavy cash flow dependency, and may not be diversified geographically or by property type.

The risks of investing in MLPs are generally those involved in investing in a partnership as opposed to a corporation. Accordingly, there may be fewer protections afforded to investors in an MLP than investors in a corporation. However, MLP investors typically have no personal liability, similar to a corporation’s shareholders. MLPs allow for pass-through income, meaning that they are not subject to corporate income taxes. Instead, owners of an MLP are personally responsible for paying taxes on their allocable portion of the MLP’s income, gains, losses, and deductions whether or not they receive cash distributions. MLPs make distributions that are generally paid out on a quarterly basis. Some distributions received by the Fund with respect to its investments in MLPs may, if distributed by the Fund, be treated as a return of capital for federal income tax purposes because of accelerated deductions available with respect to the activities of such MLPs and the MLPs’ distribution policies. Investments in units of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are generally engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. As a result, MLPs will be susceptible to adverse economic or regulatory occurrences affecting these sectors.

Even a small investment in derivative contracts can have a big impact on the Fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. Writing put and call options is a highly specialized activity and entails greater than ordinary investment risks. The successful use of options depends in part on the ability of the Sub-Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. The Fund may write covered call options on a security in order to collect the related premium on the call option and establish a sale price for the related security owned by the Fund that the Sub-Adviser believes to be attractive. By writing covered call options on equity securities, the Fund gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written covered call options, but continues to bear the risk of declines in the value of its common stock portfolio. The Fund may write put options on a security in order to collect the related premium on the put option and to acquire the related security at a price the Sub-Adviser believes to be attractive. The Fund bears the risk that the price of the security will fall significantly below the exercise price of the put option and the Fund will be required to acquire the related stock at a price that is less than attractive. The Fund will receive a premium from writing a covered call or put option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

The Fund should only be purchased by investors seeking high income and long-term growth of capital who can withstand the share price volatility of equity investing with a focus on Canadian securities.

Performance Information:

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund’s performance for each full calendar year since its inception and by showing how the Fund’s average annual returns compare with those of broad measures of market performance. Performance reflects contractual fee waivers in effect. The performance shown for periods prior to September 30, 2011 represents performance of the Fund’s prior investment objective of capital appreciation and prior principal investment strategy of investing at least 80% of its assets in infrastructure and infrastructure-related industries. If fee waivers were not in place, performance would be reduced. Performance for Institutional Shares and Class II Shares is not shown because Institutional Shares and Class II Shares of the Fund had not commenced operations as of the date of this prospectus. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Annual Return For the years ended December 31

The Fund’s year-to-date total return for Class I Shares through September 30, 2012 was 12.45%.

Best Quarter
September 30, 2010	10.92%

Worst Quarter
June 30, 2010	(6.18)%

Average Annual Total Returns Dynamic Canadian Equity Income Fund Prospectus Dynamic Canadian Equity Income Fund	Average Annual Returns, Label	1 Year		Since Inception		Average Annual Returns, Inception Date
Class I Shares	Before Taxes	10.97%		20.55%	[1]	Apr 1, 2009
Class I Shares After Taxes on Distributions	After Taxes on Distributions	9.62%		17.10%	[1]	Apr 1, 2009
Class I Shares After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Fund Shares	8.84%		16.24%	[1]	Apr 1, 2009
Standard & Poor's/Toronto Stock Exchange Equity Income Index (reflects no deductions for fees, expenses or taxes)	Standard & Poor’s/Toronto Stock Exchange Equity Income Index**(reflects no deductions for fees, expenses or taxes)	2.23%	[2]		[1]	Apr 1, 2009
Standard & Poor's/Toronto Stock Exchange Composite Index (reflects no deductions for fees, expenses or taxes)	Standard & Poor’s/Toronto Stock Exchange Composite Index**(reflects no deductions for fees, expenses or taxes)	(10.92%)	[2]	23.73%	[2],[1]	Apr 1, 2009
Standard & Poor's Global Infrastructure Index (reflects no deductions for fees, expenses or taxes)	Standard & Poor’s Global Infrastructure Index (reflects no deductions for fees, expenses or taxes)	(0.39%)		17.80%	[1]	Apr 1, 2009
Morgan Stanley Capital International (MSCI) World Index (reflects no deductions for fees, expenses or taxes)	Morgan Stanley Capital International (MSCI) World Index (reflects no deductions for fees, expenses or taxes)	(5.02%)		15.72%	[1]	Apr 1, 2009
[1]	While the Fund commenced operations on March 31, 2009, the Fund began investing consistent with its investment objective on April 2, 2009.
[2]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.10% for Institutional Shares, 1.20% for Class I Shares and 1.35% for Class II Shares until January 31, 2014. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Dynamic Contrarian Advantage Fund Prospectus | Dynamic Contrarian Advantage Fund
DYNAMIC CONTRARIAN ADVANTAGE FUND
Investment Objective:
The investment objective of the Dynamic Contrarian Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dynamic Contrarian Advantage Fund Prospectus Dynamic Contrarian Advantage Fund		Class I Shares	Class II Shares		Institutional Shares
Management Fees		0.85%	0.85%		0.85%
Shareholder Servicing Fee		0.10%	0.25%		none
Other Expenses		13.96%	14.11%	[1]	13.86%	[1]
Total Annual Fund Operating Expenses		14.81%	14.96%		14.71%
Fee Waivers and Reimbursements	[2]	(13.66%)	(13.66%)		(13.66%)
Total Annual Fund Operating Expenses After Fee Waiver		1.15%	1.30%		1.05%
[1]	"Other Expenses" for Institutional Shares and Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
[2]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.05% for Institutional Shares, 1.15% for Class I Shares and 1.30% for Class II Shares until January 31, 2014. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

Expense Example Dynamic Contrarian Advantage Fund Prospectus Dynamic Contrarian Advantage Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Shares	293	6,805	12,605	22,801
Class II Shares	132	2,758	5,087	9,158
Institutional Shares	10,707	269,820	501,204	909,493

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77.55% of the average value of its portfolio.

Principal Investment Strategy:

The Fund invests in a broadly diversified portfolio consisting of equity securities of U.S. and foreign companies chosen using a value oriented investment approach. GCIC US Ltd. (the “Sub-Adviser”) believes that dividend growth may be a strong indicator of future price performance, and therefore, seeks to identify high quality companies, selling at a discount to intrinsic value, that are expected to initiate or increase their dividends. Based on the Sub-Adviser’s view of the global capital markets, the Fund may invest from time to time in a limited number of countries and areas of the world. The Fund may invest in U.S., Canadian and other foreign companies of any size, including small and mid capitalization companies, in order to achieve its objective.

When selecting investments for the Fund, the Sub-Adviser screens a broad universe of stocks that are expected to initiate or increase their dividends using metrics that traditionally indicate a measure of value, including low price-to-cash-flow ratio, low-price-to-book ratio and low-price-to-earnings ratio. The Sub-Adviser then conducts fundamental analysis to distinguish those that merit investment from those that are inexpensive for a good reason. The Sub-Adviser also seeks to identify catalysts that may drive an increase in stock price.

In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy. As part of this evaluation, the Sub-Adviser may:

●	analyze financial data and other information sources;
●	assess the quality of management; and
●	conduct company interviews, where possible.

The Fund may employ the use of derivative investments such as forward foreign currency contracts to actively hedge against adverse price movements that may result from local currency and/or equity market exposure. The use of derivative investments, cash or cash equivalents and larger capitalization companies may also be implemented for temporary defensive purposes in an effort to reduce portfolio risk.

Principal Risks of Investing in the Fund:

Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund’s securities may go up or down in value depending on changes in the Canadian stock market, on the relative exchange rates of the U.S. dollar and the Canadian dollar, U.S. and Canadian political and economic developments, and U.S. and Canadian laws relating to investments in Canada. Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities. The Canadian economy is highly dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in these sectors could have an adverse impact on the Canadian economy.

The Sub-Adviser believes that value stocks tend to be inexpensive based on various measures of their intrinsic value. These stocks are inexpensive because they are out of investor favor for one or more reasons. The goal of the Sub-Adviser is to identify value stocks that will increase in price and ultimately reflect their intrinsic value over time. Risks that may prevent value stocks from appreciating include: the Sub-Adviser’s inability to correctly estimate a stock’s intrinsic value, the market’s inability to realize the stock’s intrinsic value over time, or a poorly performing business causing the intrinsic value of the stock to decline.

Even a small investment in derivative contracts can have a big impact on the Fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. Forward foreign currency contracts are privately negotiated transactions, and can have substantial price volatility. As a result, they offer less protection against default by the other party than is available for instruments traded on an exchange. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of the Fund’s foreign holdings increases because of currency fluctuations. The institutions that deal in forward currency contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity.

Dividends are not fixed and the level of dividends may vary over time. There is no guarantee that the issuers of the Fund’s investments will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks.

Performance Information:

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund’s performance for each full calendar year since its inception and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. Performance for Institutional Shares and Class II Shares is not shown because Institutional Shares and Class II Shares of the Fund had not commenced operations as of the date of this prospectus. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Annual Return For the years ended December 31

The Fund’s year-to-date total return for Class I Shares through September 30, 2012 was 9.44%.

Best Quarter
December 31, 2010	10.55%

Worst Quarter
September 30, 2011	(11.55)%

Average Annual Total Returns Dynamic Contrarian Advantage Fund Prospectus Dynamic Contrarian Advantage Fund	Average Annual Returns, Label	1 Year	Since Inception		Average Annual Returns, Inception Date
Class I Shares	Before Taxes	(6.76%)	10.51%	[1]	Apr 2, 2009
Class I Shares After Taxes on Distributions	After Taxes on Distributions	(8.33%)	8.42%	[1]	Apr 2, 2009
Class I Shares After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Fund Shares	(2.29%)	8.58%	[1]	Apr 2, 2009
Morgan Stanley Capital International (MSCI) World Index (reflects no deductions for fees, expenses or taxes)	Morgan Stanley Capital International (MSCI) World Index (reflects no deductions for fees, expenses or taxes)	(5.02%)	15.72%	[1]	Apr 2, 2009
[1]	While the Fund commenced operations on March 31, 2009, the Fund began investing consistent with its prior investment objective on April 1, 2009.

Dynamic Discovery Fund Prospectus | Dynamic Discovery Fund
DYNAMIC DISCOVERY FUND
Investment Objective:
The investment objective of the Dynamic Discovery Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dynamic Discovery Fund Prospectus Dynamic Discovery Fund		Class I Shares	Class II Shares		Institutional Shares
Management Fees		0.95%	0.95%		0.95%
Shareholder Servicing Fee		0.10%	0.25%		none
Other Expenses		11.19%	11.34%	[1]	11.09%	[1]
Total Annual Fund Operating Expenses		12.14%	12.29%		12.04%
Fee Waivers and Reimbursements	[2]	(10.89%)	(10.89%)		(10.89%)
Total Annual Fund Operating Expenses After Fee Waiver		1.25%	1.40%		1.15%
[1]	"Other Expenses" for Institutional Shares and Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
[2]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.15% for Institutional Shares, 1.25% for Class I Shares and 1.40% for Class II Shares until January 31, 2014. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

Expense Example Dynamic Discovery Fund Prospectus Dynamic Discovery Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Shares	318	5,800	10,948	20,927
Class II Shares	143	2,358	4,430	8,424
Institutional Shares	11,721	229,465	434,547	833,504

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63.26% of the average value of its portfolio.

Principal Investment Strategy:

The Fund will invest primarily in equity securities of U.S. and foreign companies. The Fund may invest the majority of its assets in equity securities of U.S., Canadian and other foreign small capitalization companies.

Investment analysis for this Fund follows a bottom-up approach, which emphasizes careful company specific analysis. Using a value investment approach, this Fund invests in companies that represent good value based on current stock price relative to the company’s intrinsic value.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund. In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy. As part of this evaluation, GCIC US Ltd. (the “Sub-Adviser”) may:

●	analyze financial data and other information sources;
●	assess the quality of management; and
●	conduct company interviews, where possible.

The Fund may employ the use of derivative investments such as forward foreign currency contracts to actively hedge against adverse price movements that may result from local currency and/or equity market exposure. The use of derivative investments, cash or cash equivalents and larger capitalization companies may also be implemented for temporary defensive purposes in an effort to reduce portfolio risk.

Principal Risks of Investing in the Fund:

Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments.

The Sub-Adviser believes that value stocks tend to be inexpensive based on various measures of their intrinsic value. These stocks are inexpensive because they are out of investor favor for one or more reasons. The goal of the Sub-Adviser is to identify value stocks that will increase in price and ultimately reflect their intrinsic value over time. Risks that may prevent value stocks from appreciating include: the Sub-Adviser’s inability to correctly estimate a stock’s intrinsic value, the market’s inability to realize the stock’s intrinsic value over time, or a poorly performing business causing the intrinsic value of the stock to decline.

The small capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Even a small investment in derivative contracts can have a big impact on the Fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. Forward foreign currency contracts are privately negotiated transactions, and can have substantial price volatility. As a result, they offer less protection against default by the other party than is available for instruments traded on an exchange. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of the Fund’s foreign holdings increases because of currency fluctuations. The institutions that deal in forward currency contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity.

The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks.

Performance Information:

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund’s performance for each full calendar year since its inception and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. Performance for Institutional Shares and Class II Shares is not shown because Institutional Shares and Class II Shares of the Fund had not commenced operations as of the date of this prospectus. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Annual Return For the years ended December 31

The Fund’s year-to-date total return for Class I Shares through September 30, 2012 was 7.83%.

Best Quarter
December 31, 2010	13.25%

Worst Quarter
September 30, 2011	(14.54)%

Average Annual Total Returns Dynamic Discovery Fund Prospectus Dynamic Discovery Fund	Average Annual Returns, Label	1 Year	Since Inception		Average Annual Returns, Inception Date
Class I Shares	Before Taxes	(12.26%)	12.02%	[1]	Apr 2, 2009
Class I Shares After Taxes on Distributions	After Taxes on Distributions	(14.71%)	9.62%	[1]	Apr 2, 2009
Class I Shares After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Fund Shares	(4.69%)	9.77%	[1]	Apr 2, 2009
Morgan Stanley Capital International (MSCI) World Index (reflects no deductions for fees, expenses or taxes)	Morgan Stanley Capital International (MSCI) World Index (reflects no deductions for fees, expenses or taxes)	(5.02%)	15.72%	[1]	Apr 2, 2009
[1]	Effective September 30, 2011, the Standard & Poor's/Toronto Stock Exchange Equity Income Index and Standard & Poor's/Toronto Stock Exchange Composite Index have replaced the Standard & Poor's Global Infrastructure Index and Morgan Stanley Capital International (MSCI) World Index as more appropriate benchmarks for the Fund. The Standard & Poor's/Toronto Stock Exchange Equity Income Index began its performance history on December 20, 2010. As such, performance results are not available for periods prior to that date.

Dynamic Gold & Precious Metals Fund Prospectus | Dynamic Gold & Precious Metals Fund
DYNAMIC GOLD & PRECIOUS METALS FUND
Investment Objective:
The investment objective of the Dynamic Gold & Precious Metals Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dynamic Gold & Precious Metals Fund Prospectus Dynamic Gold & Precious Metals Fund		Class I Shares	Class II Shares		Institutional Shares
Management Fees		0.95%	0.95%		0.95%
Shareholder Servicing Fee		0.10%	0.25%		none
Other Expenses		0.74%	0.89%	[1]	0.64%	[1]
Total Annual Fund Operating Expenses		1.69%	1.84%		1.59%
Fee Waivers and Reimbursements	[2]	(0.49%)	(0.49%)		(0.49%)
Total Annual Fund Operating Expenses After Fee Waiver		1.20%	1.35%		1.10%
[1]	"Other Expenses" for Institutional Shares and Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
[2]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.10% for Institutional Shares, 1.20% for Class I Shares and 1.35% for Class II Shares until January 31, 2014. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

Expense Example Dynamic Gold & Precious Metals Fund Prospectus Dynamic Gold & Precious Metals Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Shares	306	1,191	2,159	4,874
Class II Shares	137	523	942	2,111
Institutional Shares	11,215	44,548	81,124	184,051

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75.56% of the average value of its portfolio.

Principal Investment Strategy:

The Fund invests, under normal market conditions, at least 80% of its assets in securities of companies which are engaged primarily in activities related to gold and various precious metals, including exploration, mining, development, fabrication, processing or distribution, in instruments that derive their value from the value of precious metals and in gold, silver, platinum and palladium in the form of bullion, coins and storage receipts. The Fund may invest in U.S., Canadian and other foreign companies of any size, including small and mid capitalization companies, in order to achieve its objective.

Bullion and coins for the Fund will only be bought from and sold to banks (both U.S. and foreign) who are members, or affiliated with members, of a regulated U.S. commodities exchange. Gold, silver and other precious metals will not be purchased in any form that is not readily marketable. Coins will only be purchased for the Fund if they can be bought and sold in an active market and will not be purchased for their numismatic or “collector” value. Any bullion or coin purchased by the Fund will be delivered to and stored with a qualified custodian bank in the United States. Bullion and coins do not generate income – they offer only the potential for capital appreciation or depreciation. Direct investment in gold, silver and platinum in the form of bullion or coins may subject the Fund to higher custody and transaction costs than those normally associated with the ownership of stocks.

As a result of its specialized investment mandate, the Fund may be subject to pronounced cycles and widely varying conditions in the stock markets. GCIC US Ltd. (the “Sub-Adviser”) anticipates that the Fund may invest greater than 25% of its assets in securities of Canadian companies which are engaged primarily in activities related to gold, in instruments that derive their value from the value of gold and in gold in the form of bullion, coins and storage receipts. Based on the Sub-Adviser’s view of global supply and demand factors, however, the precious metals weightings within the portfolio may vary and, from time to time, a substantial portion of the Fund’s assets may be invested in any one country and/or category of precious metals.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund. In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy. As part of this evaluation, the Sub-Adviser may:

●	analyze financial data and other information sources;
●	assess the strength of a company’s management; and
●	conduct company interviews, where possible.

Principal Risks of Investing in the Fund:

Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund’s securities may go up or down in value depending on changes in the Canadian stock market, on the relative exchange rates of the U.S. dollar and the Canadian dollar, U.S. and Canadian political and economic developments, and U.S. and Canadian laws relating to investments in Canada. Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities. The Canadian economy is highly dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in these sectors could have an adverse impact on the Canadian economy.

The Fund is also subject to the risk that its target market segment, investments in equity securities of businesses engaged primarily in precious metals activities, may underperform other market segments or the equity markets as a whole. Moreover as a result of the Sub-Adviser’s specialized investment mandate, the Fund may be subject to pronounced cycles and widely varying conditions in the markets. Fluctuations in the price of gold and precious metals often dramatically affect the profitability of companies in the gold and precious metals sector. Political and economic conditions in gold-producing countries may have a direct effect on the mining and distribution of gold, and consequently, on its price. When inflation is low or expected to fall, prices tend to be weak. The Sub-Adviser’s view of global supply and demand may be contrary to general investment opinion at times or otherwise fail to produce the desired result, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to select stocks.

When the Fund invests in storage receipts, it receives certificates evidencing ownership of specific amounts of precious metals bullion, instead of taking physical possession of the bullion represented by the certificate. The Fund relies on the issuers of such documents to maintain the underlying precious metal on deposit. A default by any of the issuers could expose the Fund to loss of the metal on deposit.

The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on precious metal stocks.

Performance Information:

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund’s performance for each full calendar year since its inception and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. Performance for Institutional Shares and Class II Shares is not shown because Institutional Shares and Class II Shares of the Fund had not commenced operations as of the date of this prospectus. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Annual Return For the years ended December 31

The Fund’s year-to-date total return for Class I Shares through September 30, 2012 was 8.61%.

Best Quarter
September 30, 2010	27.19%

Worst Quarter
September 30, 2011	(16.69)%

Average Annual Total Returns Dynamic Gold & Precious Metals Fund Prospectus Dynamic Gold & Precious Metals Fund	Average Annual Returns, Label	1 Year	Since Inception		Average Annual Returns, Inception Date
Class I Shares	Before Taxes	(29.68%)	25.41%	[1]	Apr 1, 2009
Class I Shares After Taxes on Distributions	After Taxes on Distributions	(32.55%)	22.77%	[1]	Apr 1, 2009
Class I Shares After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Fund Shares	(19.12%)	20.64%	[1]	Apr 1, 2009
Standard & Poor's/Toronto Stock Exchange Global Gold Index (reflects no deductions for fees, expenses or taxes)	Standard & Poor’s/Toronto Stock Exchange Global Gold Index (reflects no deductions for fees, expenses or taxes)	(15.69%)	9.74%	[1]	Apr 1, 2009
[1]	While the Fund commenced operations on March 31, 2009, the Fund began investing consistent with its investment objective on April 1, 2009.

Dynamic U.S. Growth Fund Prospectus | Dynamic U.S. Growth Fund
DYNAMIC U.S. GROWTH FUND
Investment Objective:
The investment objective of the Dynamic U.S. Growth Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dynamic U.S. Growth Fund Prospectus Dynamic U.S. Growth Fund		Class I Shares	Class II Shares		Institutional Shares
Management Fees		0.65%	0.65%		0.65%
Shareholder Servicing Fee		0.10%	0.25%		none
Other Expenses		0.60%	0.75%	[1]	0.50%	[1]
Total Annual Fund Operating Expenses		1.25%	1.40%		1.15%
Fee Waivers and Reimbursements	[2]	(0.41%)	(0.41%)		(0.41%)
Total Annual Fund Operating Expenses After Fee Waiver		0.84%	0.99%		0.74%
[1]	"Other Expenses" for Institutional Shares and Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
[2]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.74% for Institutional Shares, 0.84% for Class I Shares and 0.99% for Class II Shares until January 31, 2014. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

Expense Example Dynamic U.S. Growth Fund Prospectus Dynamic U.S. Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Shares	214	872	1,600	3,672
Class II Shares	101	396	720	1,638
Institutional Shares	7,558	31,756	58,640	135,449

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 323.54% of the average value of its portfolio.

Principal Investment Strategy:

The Fund invests, under normal market conditions, at least 80% of its assets in equity securities of U.S. companies chosen according to a growth oriented investment approach. The Fund may invest in companies of any size, including small and mid capitalization companies, in order to achieve its objective.

When selecting investments for the Fund, GCIC US Ltd. (the “Sub-Adviser”) seeks to identify companies demonstrating strong current or prospective earnings growth relative to the overall market and relative to their peer group. While it will not concentrate its investments in any one industry, the Fund may from time to time have significant exposure in one or more sectors of the economy, especially the more growth-oriented sectors, such as the information technology, consumer discretionary and health care sectors.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund. In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy. As part of this evaluation, the Sub-Adviser may:

●	analyze financial data and other information sources;
●	assess the quality of management; and
●	conduct company interviews, where possible.

Principal Risks of Investing in the Fund:

Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Growth companies also typically do not pay dividends. Companies that pay dividends may experience less significant stock price declines during market downturns.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund may focus its investments from time to time on one or more economic sectors, in particular the information technology sector. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s net asset value and total return. Information technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. Competitive pressures in the information technology sector, and the Fund’s investments in information technology company securities, may subject it to more volatile price movements than a more diversified securities portfolio.

The Sub-Adviser expects a high portfolio turnover rate in excess of 400%.

The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing.

Performance Information:

The bar chart and performance table below provide an indication of the risk of an investment in the Fund by showing the Fund’s performance for its first full calendar year since its inception. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. Performance for Institutional Shares and Class II Shares is not shown because Institutional Shares and Class II Shares of the Fund had not commenced operations as of the date of this prospectus. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Annual Return For the years ended December 31

The Fund’s year-to-date total return for Class I Shares through September 30, 2012 was 17.60%.

Best Quarter
September 30, 2010	22.36%

Worst Quarter
September 30, 2011	(16.50)%

Average Annual Total Returns Dynamic U.S. Growth Fund Prospectus Dynamic U.S. Growth Fund	Average Annual Returns, Label	1 Year	Since Inception		Average Annual Returns, Inception Date
Class I Shares	Before Taxes	4.61%	34.01%	[1]	Apr 1, 2009
Class I Shares After Taxes on Distributions	After Taxes on Distributions	3.71%	31.42%	[1]	Apr 1, 2009
Class I Shares After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Fund Shares	3.03%	28.10%	[1]	Apr 1, 2009
Russell 1000�� Growth Index (reflects no deductions for fees, expenses or taxes)	Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)	2.64%	21.06%	[1]	Apr 1, 2009
[1]	While the Fund commenced operations on March 31, 2009, the Fund began investing consistent with its investment objective on April 2, 2009.

Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2012
Entity Registrant Name	dei_EntityRegistrantName	DundeeWealth Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001365151
Amendment Flag	dei_AmendmentFlag	false
Amendment Description	dei_AmendmentDescription	DundeeWealth Funds
Trading Symbol	dei_TradingSymbol	duwf
Document Creation Date	dei_DocumentCreationDate	Dec 3, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec 21, 2012
Prospectus Date	rr_ProspectusDate	Dec 1, 2012
Dynamic Energy Income Fund | Dynamic Energy Income Fund Prospectus
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DYNAMIC ENERGY INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Dynamic Energy Income Fund (the “Fund”) is to seek to achieve high income generation and long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption
Shareholder Fees (fees paid directly from your investment)	None	None	None

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78.92% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.92%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal market conditions, at least 80% of its assets in equity securities of energy and utility companies. Energy companies are involved primarily in the exploration, development, production, sale and distribution of oil and natural gas and/or other commodities such as fossil fuels, metals, minerals, wind and their by-products. Utility companies are energy-related companies and may be involved in multiple aspects of the development and distribution of power and water resources and/or the development of energy pipelines. The Fund may invest in U.S., Canadian and other foreign companies of any size, including small and mid capitalization companies, in order to achieve its objective.

To achieve its investment objective, the Fund intends to invest primarily in U.S., Canadian and other foreign energy and utility companies, and in equity securities of master limited partnerships (“MLPs”) and Canadian income trusts to the extent permitted by applicable law. When investing in an income trust, GCIC US Ltd. (the “Sub-Adviser”) purchases an equity investment vehicle designed to distribute cash flow from an underlying business to investors. The Fund also seeks to provide shareholders with current income through investing in energy and utility MLPs.

Techniques such as fundamental analysis may be used to assess capacity for income generation and capital appreciation. In conducting fundamental analysis of companies, income trusts and MLPs that are being considered for purchase by the Fund, the management team evaluates the financial condition and management of a company or project, its industry and the overall economy. As part of this evaluation, the Sub-Adviser may:

●	analyze financial data and other information sources;
●	assess the quality of management; and
●	conduct company interviews, where possible.

The Sub-Adviser may initiate options positions and option/stock combination strategies (e.g. covered calls) in the Fund. While the primary use of the option positions will be to generate additional income in the Fund, the option positions may also allow the portfolio manager to purchase or sell the underlying stock at what the Sub-Adviser believes to be a fundamentally attractive price. More specifically, the Fund may write covered call options on a security in order to collect the related premium on the call option and establish a sale price for the related security that the Sub-Adviser believes to be attractive. The Fund may also write put options on a security in order to collect the related premium on the put option and acquire the related security at a price the Sub-Adviser believes to be attractive.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests, under normal market conditions, at least 80% of its assets in equity securities of energy and utility companies.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Since it purchases equity securities and income trust and MLP units that trade on stock exchanges, the Fund is subject to the risk that equity security and income trust and MLP unit prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments.

The Fund is also subject to the risk that its primary market segment, investments in securities of companies involved in energy or related activities, may underperform other market segments or the equity markets as a whole. Moreover, the Sub-Adviser’s investment approach may be contrary to general investment opinion at times or otherwise fail to produce the desired result, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to select stocks.

The small and mid capitalization companies, income trusts and MLPs the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund’s securities may go up or down in value depending on changes in the Canadian stock market, on the relative exchange rates of the U.S. dollar and the Canadian dollar, U.S. and Canadian political and economic developments, and U.S. and Canadian laws relating to investments in Canada. Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities. The Canadian economy is highly dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in these sectors could have an adverse impact on the Canadian economy.

During periods of low interest rates, Canadian income trusts may achieve higher yields compared with cash investments. During periods of high interest rates, the opposite may be true. Income trusts may experience losses during periods of both low and high interest rates. In certain jurisdictions where limited liability legislation for income trusts has not been enacted, there is a remote risk that where claims against an income trust are not satisfied by that trust, investors in that trust could be held liable for any outstanding obligations.

The risks of investing in MLPs are generally those involved in investing in a partnership as opposed to a corporation. Accordingly, there may be fewer protections afforded to investors in an MLP than investors in a corporation. However, MLP investors typically have no personal liability, similar to a corporation’s shareholders. MLPs allow for pass-through income, meaning that they are not subject to corporate income taxes. Instead, owners of an MLP are personally responsible for paying taxes on their allocable portion of the MLP’s income, gains, losses, and deductions whether or not they receive cash distributions. MLPs make distributions that are generally paid out on a quarterly basis. Some distributions received by the Fund with respect to its investments in MLPs may, if distributed by the Fund, be treated as a return of capital for federal income tax purposes because of accelerated deductions available with respect to the activities of such MLPs and the MLPs’ distribution policies. Investments in units of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are generally engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. As a result, MLPs will be susceptible to adverse economic or regulatory occurrences affecting these sectors.

Even a small investment in derivative contracts can have a big impact on the Fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. Writing put and call options is a highly specialized activity and entails greater than ordinary investment risks. The successful use of options depends in part on the ability of the Sub-Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. The Fund may write covered call options on a security in order to collect the related premium on the call option and establish a sale price for the related security owned by the Fund that the Sub-Adviser believes to be attractive. By writing covered call options on equity securities, the Fund gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written covered call options, but continues to bear the risk of declines in the value of its common stock portfolio. The Fund may write put options on a security in order to collect the related premium on the put option and to acquire the related security at a price the Sub-Adviser believes to be attractive. The Fund bears the risk that the price of the security will fall significantly below the exercise price of the put option and the Fund will be required to acquire the related stock at a price that is less than attractive. The Fund will receive a premium from writing a covered call or put option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

Dividends are not fixed and the level of dividends may vary over time. There is no guarantee that the issuers of the Fund’s investments will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking income generation and long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks of companies involved in energy or related activities.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose all or some of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund’s performance for each full calendar year since its inception and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. Performance for Institutional Shares and Class II Shares is not shown because Institutional Shares and Class II Shares of the Fund had not commenced operations as of the date of this prospectus. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund’s performance for each full calendar year since its inception and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-572-0968
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dundeewealthus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Return For the years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s year-to-date total return for Class I Shares through September 30, 2012 was (0.60)%.

Best Quarter
December 31, 2010	14.05%

Worst Quarter
September 30, 2011	(14.56)%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.60%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.56%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2011
Dynamic Energy Income Fund | Class I Shares | Dynamic Energy Income Fund Prospectus
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWEIX
Management Fees	rr_ManagementFeesOverAssets	0.90%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	278
3 Years	rr_ExpenseExampleYear03	1,130
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,067
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,698
Annual Return 2010	rr_AnnualReturn2010	23.12%
Annual Return 2011	rr_AnnualReturn2011	0.63%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.63%
Since Inception	rr_AverageAnnualReturnSinceInception	20.01%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 18, 2009
Dynamic Energy Income Fund | Class II Shares | Dynamic Energy Income Fund Prospectus
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWEJX
Management Fees	rr_ManagementFeesOverAssets	0.90%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.88%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	126
3 Years	rr_ExpenseExampleYear03	498
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	905
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,042
Dynamic Energy Income Fund | Institutional Shares | Dynamic Energy Income Fund Prospectus
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWEKX
Management Fees	rr_ManagementFeesOverAssets	0.90%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.63%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	10,098
3 Years	rr_ExpenseExampleYear03	42,109
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	77,406
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	176,941
Dynamic Energy Income Fund | After Taxes on Distributions | Class I Shares | Dynamic Energy Income Fund Prospectus
[RiskReturnAbstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	0.66%
Since Inception	rr_AverageAnnualReturnSinceInception	19.14%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 18, 2009
Dynamic Energy Income Fund | After Taxes on Distributions and Sales | Class I Shares | Dynamic Energy Income Fund Prospectus
[RiskReturnAbstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	1.14%
Since Inception	rr_AverageAnnualReturnSinceInception	17.19%	[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 18, 2009
Dynamic Energy Income Fund | Standard & Poor's/Toronto Stock Exchange Capped Energy Index (reflects no deductions for fees, expenses or taxes) | Dynamic Energy Income Fund Prospectus
[RiskReturnAbstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Standard & Poor’s/Toronto Stock Exchange Capped Energy Index** (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(16.86%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.36%	[2],[4]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 18, 2009
Dynamic Global Growth Fund | Dynamic Global Growth Fund Prospectus
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DYNAMIC GLOBAL GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Dynamic Global Growth Fund (the “Fund”) is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption
Shareholder Fees (fees paid directly from your investment)	None	None	None

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a portfolio consisting of equity securities of U.S. and foreign companies chosen according to a growth oriented investment approach. The Fund will invest significantly (at least 40% of its assets unless market conditions are deemed to be unfavorable by DundeeWealth US, LP or GCIC US Ltd. (the “Sub-Adviser”) in which case the Fund will invest at least 30% of its assets) in the securities of companies organized or primarily located outside of the U.S. or doing a substantial amount of business outside of the U.S. The Fund considers a company that derives at least 50% of its revenues from business outside the U.S. or has at least 50% of its assets outside the U.S. as doing a substantial amount of business outside the U.S. Based on the Sub-Adviser’s view of the global capital markets, the Fund may invest from time to time in a limited number of countries and areas of the world. The Fund may invest in U.S. and foreign companies of any size, including small and mid capitalization companies, and in emerging market countries, in order to achieve its objective.

When selecting investments for the Fund, the Sub-Adviser seeks to identify companies demonstrating strong current or prospective earnings growth relative to the overall market and relative to their peer group.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund. In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy. As part of this evaluation, the Sub-Adviser may:

●	analyze financial data and other information sources;
●	assess the quality of management; and
●	conduct company interviews, where possible.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests in a portfolio consisting of equity securities of U.S. and foreign companies chosen according to a growth oriented investment approach.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund may also invest in emerging market countries. Developing countries may impose restrictions on the Fund’s ability to repatriate investment income or capital. Even if there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund. For example, funds may be withdrawn from the People’s Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Fund and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Growth companies also typically do not pay dividends. Companies that pay dividends may experience less significant stock price declines during market downturns.

The Sub-Adviser expects a high portfolio turnover rate in excess of 300%.

The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking long-term capital appreciation who can withstand the share price volatility of equity investing with a focus on global stocks.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose all or some of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table have been omitted because the Fund had not commenced operations as of the date of this Prospectus. The Fund intends to compare its performance to the Morgan Stanley Capital International (MSCI) World Index.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The bar chart and performance table have been omitted because the Fund had not commenced operations as of the date of this prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-572-0968
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dundeewealthus.com
Dynamic Global Growth Fund | Class I Shares | Dynamic Global Growth Fund Prospectus
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWGGX
Management Fees	rr_ManagementFeesOverAssets	0.95%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	2.47%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.42%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.27%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	293
3 Years	rr_ExpenseExampleYear03	2,003
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,871
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	8,807
Dynamic Global Growth Fund | Class II Shares | Dynamic Global Growth Fund Prospectus
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.62%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.57%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.27%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	132
3 Years	rr_ExpenseExampleYear03	846
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,622
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,660
Dynamic Global Growth Fund | Institutional Shares | Dynamic Global Growth Fund Prospectus
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.37%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.32%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.27%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	10,707
3 Years	rr_ExpenseExampleYear03	77,118
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	149,954
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	343,022
Dynamic World Growth Fund | Dynamic World Growth Fund Prospectus
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DYNAMIC WORLD GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Dynamic World Growth Fund (formerly, Dynamic Growth Navigator Fund) (the “Fund”) is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption
Shareholder Fees (fees paid directly from your investment)	None	None	None

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund represents an actively traded portfolio of equity securities of businesses located in the U.S. and around the world chosen according to a growth investment approach. The growth investment approach seeks to identify companies demonstrating the strongest earnings growth relative to the overall market and relative to their peer group. The Fund may invest in U.S. and foreign companies of any size, including small and mid capitalization companies, and in emerging market countries, in order to achieve its objective.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund. In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy. As part of this evaluation, GCIC US Ltd. (the “Sub-Adviser”) may:

●	analyze financial data and other information sources;
●	assess the quality of management; and
●	conduct company interviews, where possible.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund represents an actively traded portfolio of equity securities of businesses located in the U.S. and around the world chosen according to a growth investment approach.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments.

The small and mid capitalization companies and income trusts the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund may also invest in emerging market countries. Developing countries may impose restrictions on the Fund’s ability to repatriate investment income or capital. Even if there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund. For example, funds may be withdrawn from the People’s Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Fund and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Growth companies also typically do not pay dividends. Companies that pay dividends may experience less significant stock price declines during market downturns.

The Sub-Adviser expects a high portfolio turnover rate of between 75% and 150%.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose all or some of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table have been omitted because the Fund had not commenced operations as of the date of this prospectus. The Fund intends to compare its performance to the Morgan Stanley Capital International (MSCI) World Index.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The bar chart and performance table have been omitted because the Fund had not commenced operations as of the date of this prospectus.
Dynamic World Growth Fund | Class I Shares | Dynamic World Growth Fund Prospectus
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWGNX
Management Fees	rr_ManagementFeesOverAssets	0.95%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	2.46%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.41%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.26%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	293
3 Years	rr_ExpenseExampleYear03	1,998
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,862
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	8,786
Dynamic World Growth Fund | Class II Shares | Dynamic World Growth Fund Prospectus
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.61%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.56%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.26%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	132
3 Years	rr_ExpenseExampleYear03	844
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,618
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,651
Dynamic World Growth Fund | Institutional Shares | Dynamic World Growth Fund Prospectus
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.36%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.31%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.26%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	10,707
3 Years	rr_ExpenseExampleYear03	76,930
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	149,566
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	342,174
Dynamic Canadian Equity Income Fund | Dynamic Canadian Equity Income Fund Prospectus
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DYNAMIC CANADIAN EQUITY INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Dynamic Canadian Equity Income Fund (formerly, Dynamic Infrastructure Fund)(the “Fund”) is to seek high income and long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption
Shareholder Fees (fees paid directly from your investment)	None	None	None

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29.89% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.89%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal market conditions, at least 80% of its assets in the equity securities of companies located in Canada. For the purposes of this policy, the Fund defines companies that are located in Canada as companies that are incorporated or organized in Canada. The Fund invests primarily in dividend or distribution paying Canadian equity securities and real estate investment trusts (“REITs”), as well as in other types of Canadian equity securities, including limited partnerships and master limited partnerships (“MLPs”). The Fund may, to the extent permitted by applicable law, also invest in Canadian income trusts. An income trust is an equity investment vehicle designed to contribute cash flow from an underlying business to investors. In addition to its Canadian equity investments, the Fund may also invest in other foreign and U.S. companies of any size, including small and mid capitalization companies, as well as in U.S. MLPs to the extent permitted by applicable law, in order to achieve its objective. While the Fund will not concentrate its investments in any one industry, the Fund will focus on equity securities in the energy, real estate and infrastructure sectors.

In considering an equity security, GCIC US Ltd. (the “Sub-Adviser”) also evaluates the equity security’s potential for capital appreciation. The Sub-Adviser employs a Quality at a Reasonable Price (QUARPTM) philosophy and uses strict fundamental analysis due diligence measures to assess potential investments for the Fund. In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy. As part of this evaluation, the Sub-Adviser may:

●	analyze financial data and other information sources;
●	assess the quality of management; and
●	conduct company interviews, where possible.

The Fund invests in businesses with sustainable cash flow distributions, dominant positions in their respective industry sector and management that holds a significant equity stake.

The Sub-Adviser may initiate options positions and option/stock combination strategies (e.g. covered calls) in the Fund. While the primary use of the option positions will be to generate additional income in the Fund, the option positions may also allow the portfolio manager to purchase or sell the underlying stock at what the Sub-Adviser believes to be a fundamentally attractive price. More specifically, the Fund may write covered call options on a security in order to collect the related premium on the call option and establish a sale price for the related security that the Sub-Adviser believes to be attractive. The Fund may also write put options on a security in order to collect the related premium on the put option and acquire the related security at a price the Sub-Adviser believes to be attractive.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests, under normal market conditions, at least 80% of its assets in the equity securities of companies located in Canada.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Since it purchases equity securities, REITs and income trust and MLP units that trade on stock exchanges, the Fund is subject to the risk that equity security, REIT and income trust and MLP unit prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments.

The Fund’s securities may go up or down in value depending on changes in the Canadian stock market, on the relative exchange rates of the U.S. dollar and the Canadian dollar, U.S. and Canadian political and economic developments, and U.S. and Canadian laws relating to investments in Canada. Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities. The Canadian economy is highly dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in these sectors could have an adverse impact on the Canadian economy.

The small and mid capitalization companies, REITs, income trusts and MLPs the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

During periods of low interest rates, Canadian income trusts may achieve higher yields compared with cash investments. During periods of high interest rates, the opposite may be true. Income trusts may experience losses during periods of both low and high interest rates. In certain jurisdictions where limited liability legislation for income trusts has not been enacted, there is a remote risk that where claims against an income trust are not satisfied by that trust, investors in that trust could be held liable for any outstanding obligations.

A REIT is a corporation or trust that pools the capital of many investors to purchase income property and/or mortgage loans. The Fund may purchase Canadian and U.S. equity REITs, which own and manage property, and Canadian and U.S. mortgage REITs, which purchase mortgages and may also borrow money from banks to lend again at higher interest rates. Some REITs also originate loans or develop properties. REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. REITs are dependent upon the quality of their management, may have limited financial resources and heavy cash flow dependency, and may not be diversified geographically or by property type.

The risks of investing in MLPs are generally those involved in investing in a partnership as opposed to a corporation. Accordingly, there may be fewer protections afforded to investors in an MLP than investors in a corporation. However, MLP investors typically have no personal liability, similar to a corporation’s shareholders. MLPs allow for pass-through income, meaning that they are not subject to corporate income taxes. Instead, owners of an MLP are personally responsible for paying taxes on their allocable portion of the MLP’s income, gains, losses, and deductions whether or not they receive cash distributions. MLPs make distributions that are generally paid out on a quarterly basis. Some distributions received by the Fund with respect to its investments in MLPs may, if distributed by the Fund, be treated as a return of capital for federal income tax purposes because of accelerated deductions available with respect to the activities of such MLPs and the MLPs’ distribution policies. Investments in units of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are generally engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. As a result, MLPs will be susceptible to adverse economic or regulatory occurrences affecting these sectors.

Even a small investment in derivative contracts can have a big impact on the Fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. Writing put and call options is a highly specialized activity and entails greater than ordinary investment risks. The successful use of options depends in part on the ability of the Sub-Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. The Fund may write covered call options on a security in order to collect the related premium on the call option and establish a sale price for the related security owned by the Fund that the Sub-Adviser believes to be attractive. By writing covered call options on equity securities, the Fund gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written covered call options, but continues to bear the risk of declines in the value of its common stock portfolio. The Fund may write put options on a security in order to collect the related premium on the put option and to acquire the related security at a price the Sub-Adviser believes to be attractive. The Fund bears the risk that the price of the security will fall significantly below the exercise price of the put option and the Fund will be required to acquire the related stock at a price that is less than attractive. The Fund will receive a premium from writing a covered call or put option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

The Fund should only be purchased by investors seeking high income and long-term growth of capital who can withstand the share price volatility of equity investing with a focus on Canadian securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose all or some of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund’s performance for each full calendar year since its inception and by showing how the Fund’s average annual returns compare with those of broad measures of market performance. Performance reflects contractual fee waivers in effect. The performance shown for periods prior to September 30, 2011 represents performance of the Fund’s prior investment objective of capital appreciation and prior principal investment strategy of investing at least 80% of its assets in infrastructure and infrastructure-related industries. If fee waivers were not in place, performance would be reduced. Performance for Institutional Shares and Class II Shares is not shown because Institutional Shares and Class II Shares of the Fund had not commenced operations as of the date of this prospectus. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund’s performance for each full calendar year since its inception and by showing how the Fund’s average annual returns compare with those of broad measures of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-572-0968
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dundeewealthus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Return For the years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s year-to-date total return for Class I Shares through September 30, 2012 was 12.45%.

Best Quarter
September 30, 2010	10.92%

Worst Quarter
June 30, 2010	(6.18)%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.18%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2011
Dynamic Canadian Equity Income Fund | Class I Shares | Dynamic Canadian Equity Income Fund Prospectus
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWGIX
Management Fees	rr_ManagementFeesOverAssets	0.89%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	3.97%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.88%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.79%)	[8]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	278
3 Years	rr_ExpenseExampleYear03	2,664
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	5,224
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	11,653
Annual Return 2010	rr_AnnualReturn2010	11.22%
Annual Return 2011	rr_AnnualReturn2011	10.97%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.97%
Since Inception	rr_AverageAnnualReturnSinceInception	20.55%	[9]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009
Dynamic Canadian Equity Income Fund | Class II Shares | Dynamic Canadian Equity Income Fund Prospectus
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWGJX
Management Fees	rr_ManagementFeesOverAssets	0.89%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.12%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.03%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.79%)	[8]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	126
3 Years	rr_ExpenseExampleYear03	1,109
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,159
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,779
Dynamic Canadian Equity Income Fund | Institutional Shares | Dynamic Canadian Equity Income Fund Prospectus
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWGKX
Management Fees	rr_ManagementFeesOverAssets	0.89%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.87%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.78%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.79%)	[8]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	10,098
3 Years	rr_ExpenseExampleYear03	103,624
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	204,347
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	458,098
Dynamic Canadian Equity Income Fund | After Taxes on Distributions | Class I Shares | Dynamic Canadian Equity Income Fund Prospectus
[RiskReturnAbstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	9.62%
Since Inception	rr_AverageAnnualReturnSinceInception	17.10%	[9]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009
Dynamic Canadian Equity Income Fund | After Taxes on Distributions and Sales | Class I Shares | Dynamic Canadian Equity Income Fund Prospectus
[RiskReturnAbstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	8.84%
Since Inception	rr_AverageAnnualReturnSinceInception	16.24%	[9]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009
Dynamic Canadian Equity Income Fund | Standard & Poor's/Toronto Stock Exchange Equity Income Index (reflects no deductions for fees, expenses or taxes) | Dynamic Canadian Equity Income Fund Prospectus
[RiskReturnAbstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Standard & Poor’s/Toronto Stock Exchange Equity Income Index**(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.23%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception		[9]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009
Dynamic Canadian Equity Income Fund | Standard & Poor's/Toronto Stock Exchange Composite Index (reflects no deductions for fees, expenses or taxes) | Dynamic Canadian Equity Income Fund Prospectus
[RiskReturnAbstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Standard & Poor’s/Toronto Stock Exchange Composite Index**(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(10.92%)	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	23.73%	[10],[9]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009
Dynamic Canadian Equity Income Fund | Standard & Poor's Global Infrastructure Index (reflects no deductions for fees, expenses or taxes) | Dynamic Canadian Equity Income Fund Prospectus
[RiskReturnAbstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Standard & Poor’s Global Infrastructure Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(0.39%)
Since Inception	rr_AverageAnnualReturnSinceInception	17.80%	[9]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009
Dynamic Canadian Equity Income Fund | Morgan Stanley Capital International (MSCI) World Index (reflects no deductions for fees, expenses or taxes) | Dynamic Canadian Equity Income Fund Prospectus
[RiskReturnAbstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International (MSCI) World Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(5.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	15.72%	[9]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009
Dynamic Contrarian Advantage Fund | Dynamic Contrarian Advantage Fund Prospectus
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DYNAMIC CONTRARIAN ADVANTAGE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Dynamic Contrarian Fund (the “Fund”) is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption
Shareholder Fees (fees paid directly from your investment)	None	None	None

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77.55% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.55%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a broadly diversified portfolio consisting of equity securities of U.S. and foreign companies chosen using a value oriented investment approach. GCIC US Ltd. (the “Sub-Adviser”) believes that dividend growth may be a strong indicator of future price performance, and therefore, seeks to identify high quality companies, selling at a discount to intrinsic value, that are expected to initiate or increase their dividends. Based on the Sub-Adviser’s view of the global capital markets, the Fund may invest from time to time in a limited number of countries and areas of the world. The Fund may invest in U.S., Canadian and other foreign companies of any size, including small and mid capitalization companies, in order to achieve its objective.

When selecting investments for the Fund, the Sub-Adviser screens a broad universe of stocks that are expected to initiate or increase their dividends using metrics that traditionally indicate a measure of value, including low price-to-cash-flow ratio, low-price-to-book ratio and low-price-to-earnings ratio. The Sub-Adviser then conducts fundamental analysis to distinguish those that merit investment from those that are inexpensive for a good reason. The Sub-Adviser also seeks to identify catalysts that may drive an increase in stock price.

In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy. As part of this evaluation, the Sub-Adviser may:

●	analyze financial data and other information sources;
●	assess the quality of management; and
●	conduct company interviews, where possible.

The Fund may employ the use of derivative investments such as forward foreign currency contracts to actively hedge against adverse price movements that may result from local currency and/or equity market exposure. The use of derivative investments, cash or cash equivalents and larger capitalization companies may also be implemented for temporary defensive purposes in an effort to reduce portfolio risk.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests in a broadly diversified portfolio consisting of equity securities of U.S. and foreign companies chosen using a value oriented investment approach.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund’s securities may go up or down in value depending on changes in the Canadian stock market, on the relative exchange rates of the U.S. dollar and the Canadian dollar, U.S. and Canadian political and economic developments, and U.S. and Canadian laws relating to investments in Canada. Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities. The Canadian economy is highly dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in these sectors could have an adverse impact on the Canadian economy.

The Sub-Adviser believes that value stocks tend to be inexpensive based on various measures of their intrinsic value. These stocks are inexpensive because they are out of investor favor for one or more reasons. The goal of the Sub-Adviser is to identify value stocks that will increase in price and ultimately reflect their intrinsic value over time. Risks that may prevent value stocks from appreciating include: the Sub-Adviser’s inability to correctly estimate a stock’s intrinsic value, the market’s inability to realize the stock’s intrinsic value over time, or a poorly performing business causing the intrinsic value of the stock to decline.

Even a small investment in derivative contracts can have a big impact on the Fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. Forward foreign currency contracts are privately negotiated transactions, and can have substantial price volatility. As a result, they offer less protection against default by the other party than is available for instruments traded on an exchange. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of the Fund’s foreign holdings increases because of currency fluctuations. The institutions that deal in forward currency contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity.

Dividends are not fixed and the level of dividends may vary over time. There is no guarantee that the issuers of the Fund’s investments will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose all or some of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund’s performance for each full calendar year since its inception and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. Performance for Institutional Shares and Class II Shares is not shown because Institutional Shares and Class II Shares of the Fund had not commenced operations as of the date of this prospectus. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund’s performance for each full calendar year since its inception and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-572-0968
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dundeewealthus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Return For the years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s year-to-date total return for Class I Shares through September 30, 2012 was 9.44%.

Best Quarter
December 31, 2010	10.55%

Worst Quarter
September 30, 2011	(11.55)%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.55%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2011
Dynamic Contrarian Advantage Fund | Class I Shares | Dynamic Contrarian Advantage Fund Prospectus
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWGVX
Management Fees	rr_ManagementFeesOverAssets	0.85%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	13.96%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	14.81%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(13.66%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	293
3 Years	rr_ExpenseExampleYear03	6,805
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	12,605
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	22,801
Annual Return 2010	rr_AnnualReturn2010	10.46%
Annual Return 2011	rr_AnnualReturn2011	(6.76%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(6.76%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.51%	[11]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2009
Dynamic Contrarian Advantage Fund | Class II Shares | Dynamic Contrarian Advantage Fund Prospectus
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWGWX
Management Fees	rr_ManagementFeesOverAssets	0.85%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	14.11%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	14.96%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(13.66%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	132
3 Years	rr_ExpenseExampleYear03	2,758
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	5,087
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,158
Dynamic Contrarian Advantage Fund | Institutional Shares | Dynamic Contrarian Advantage Fund Prospectus
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	13.86%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	14.71%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(13.66%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	10,707
3 Years	rr_ExpenseExampleYear03	269,820
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	501,204
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	909,493
Dynamic Contrarian Advantage Fund | After Taxes on Distributions | Class I Shares | Dynamic Contrarian Advantage Fund Prospectus
[RiskReturnAbstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(8.33%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.42%	[11]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2009
Dynamic Contrarian Advantage Fund | After Taxes on Distributions and Sales | Class I Shares | Dynamic Contrarian Advantage Fund Prospectus
[RiskReturnAbstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(2.29%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.58%	[11]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2009
Dynamic Contrarian Advantage Fund | Morgan Stanley Capital International (MSCI) World Index (reflects no deductions for fees, expenses or taxes) | Dynamic Contrarian Advantage Fund Prospectus
[RiskReturnAbstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International (MSCI) World Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(5.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	15.72%	[11]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2009
Dynamic Discovery Fund | Dynamic Discovery Fund Prospectus
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DYNAMIC DISCOVERY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Dynamic Discovery Fund (the “Fund”) is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption
Shareholder Fees (fees paid directly from your investment)	None	None	None

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63.26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.26%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will invest primarily in equity securities of U.S. and foreign companies. The Fund may invest the majority of its assets in equity securities of U.S., Canadian and other foreign small capitalization companies.

Investment analysis for this Fund follows a bottom-up approach, which emphasizes careful company specific analysis. Using a value investment approach, this Fund invests in companies that represent good value based on current stock price relative to the company’s intrinsic value.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund. In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy. As part of this evaluation, GCIC US Ltd. (the “Sub-Adviser”) may:

●	analyze financial data and other information sources;
●	assess the quality of management; and
●	conduct company interviews, where possible.

The Fund may employ the use of derivative investments such as forward foreign currency contracts to actively hedge against adverse price movements that may result from local currency and/or equity market exposure. The use of derivative investments, cash or cash equivalents and larger capitalization companies may also be implemented for temporary defensive purposes in an effort to reduce portfolio risk.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will invest primarily in equity securities of U.S. and foreign companies. The Fund may invest the majority of its assets in equity securities of U.S., Canadian and other foreign small capitalization companies.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments.

The Sub-Adviser believes that value stocks tend to be inexpensive based on various measures of their intrinsic value. These stocks are inexpensive because they are out of investor favor for one or more reasons. The goal of the Sub-Adviser is to identify value stocks that will increase in price and ultimately reflect their intrinsic value over time. Risks that may prevent value stocks from appreciating include: the Sub-Adviser’s inability to correctly estimate a stock’s intrinsic value, the market’s inability to realize the stock’s intrinsic value over time, or a poorly performing business causing the intrinsic value of the stock to decline.

The small capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Even a small investment in derivative contracts can have a big impact on the Fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. Forward foreign currency contracts are privately negotiated transactions, and can have substantial price volatility. As a result, they offer less protection against default by the other party than is available for instruments traded on an exchange. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of the Fund’s foreign holdings increases because of currency fluctuations. The institutions that deal in forward currency contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity.

The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose all or some of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund’s performance for each full calendar year since its inception and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. Performance for Institutional Shares and Class II Shares is not shown because Institutional Shares and Class II Shares of the Fund had not commenced operations as of the date of this prospectus. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund’s performance for each full calendar year since its inception and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-572-0968
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dundeewealthus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Return For the years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s year-to-date total return for Class I Shares through September 30, 2012 was 7.83%.

Best Quarter
December 31, 2010	13.25%

Worst Quarter
September 30, 2011	(14.54)%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.54%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2011
Dynamic Discovery Fund | Class I Shares | Dynamic Discovery Fund Prospectus
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWGDX
Management Fees	rr_ManagementFeesOverAssets	0.95%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	11.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	12.14%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(10.89%)	[12]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	318
3 Years	rr_ExpenseExampleYear03	5,800
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	10,948
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	20,927
Annual Return 2010	rr_AnnualReturn2010	18.73%
Annual Return 2011	rr_AnnualReturn2011	(12.26%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(12.26%)
Since Inception	rr_AverageAnnualReturnSinceInception	12.02%	[13]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2009
Dynamic Discovery Fund | Class II Shares | Dynamic Discovery Fund Prospectus
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWGEX
Management Fees	rr_ManagementFeesOverAssets	0.95%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	11.34%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	12.29%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(10.89%)	[12]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	143
3 Years	rr_ExpenseExampleYear03	2,358
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,430
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	8,424
Dynamic Discovery Fund | Institutional Shares | Dynamic Discovery Fund Prospectus
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.95%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	11.09%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	12.04%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(10.89%)	[12]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	11,721
3 Years	rr_ExpenseExampleYear03	229,465
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	434,547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	833,504
Dynamic Discovery Fund | After Taxes on Distributions | Class I Shares | Dynamic Discovery Fund Prospectus
[RiskReturnAbstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(14.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.62%	[13]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2009
Dynamic Discovery Fund | After Taxes on Distributions and Sales | Class I Shares | Dynamic Discovery Fund Prospectus
[RiskReturnAbstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(4.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.77%	[13]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2009
Dynamic Discovery Fund | Morgan Stanley Capital International (MSCI) World Index (reflects no deductions for fees, expenses or taxes) | Dynamic Discovery Fund Prospectus
[RiskReturnAbstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International (MSCI) World Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(5.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	15.72%	[13]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2009
Dynamic Gold & Precious Metals Fund | Dynamic Gold & Precious Metals Fund Prospectus
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DYNAMIC GOLD & PRECIOUS METALS FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Dynamic Gold & Precious Metals Fund (the “Fund”) is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption
Shareholder Fees (fees paid directly from your investment)	None	None	None

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75.56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.56%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal market conditions, at least 80% of its assets in securities of companies which are engaged primarily in activities related to gold and various precious metals, including exploration, mining, development, fabrication, processing or distribution, in instruments that derive their value from the value of precious metals and in gold, silver, platinum and palladium in the form of bullion, coins and storage receipts. The Fund may invest in U.S., Canadian and other foreign companies of any size, including small and mid capitalization companies, in order to achieve its objective.

Bullion and coins for the Fund will only be bought from and sold to banks (both U.S. and foreign) who are members, or affiliated with members, of a regulated U.S. commodities exchange. Gold, silver and other precious metals will not be purchased in any form that is not readily marketable. Coins will only be purchased for the Fund if they can be bought and sold in an active market and will not be purchased for their numismatic or “collector” value. Any bullion or coin purchased by the Fund will be delivered to and stored with a qualified custodian bank in the United States. Bullion and coins do not generate income – they offer only the potential for capital appreciation or depreciation. Direct investment in gold, silver and platinum in the form of bullion or coins may subject the Fund to higher custody and transaction costs than those normally associated with the ownership of stocks.

As a result of its specialized investment mandate, the Fund may be subject to pronounced cycles and widely varying conditions in the stock markets. GCIC US Ltd. (the “Sub-Adviser”) anticipates that the Fund may invest greater than 25% of its assets in securities of Canadian companies which are engaged primarily in activities related to gold, in instruments that derive their value from the value of gold and in gold in the form of bullion, coins and storage receipts. Based on the Sub-Adviser’s view of global supply and demand factors, however, the precious metals weightings within the portfolio may vary and, from time to time, a substantial portion of the Fund’s assets may be invested in any one country and/or category of precious metals.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund. In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy. As part of this evaluation, the Sub-Adviser may:

●	analyze financial data and other information sources;
●	assess the strength of a company’s management; and
●	conduct company interviews, where possible.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund invests, under normal market conditions, at least 80% of its assets in securities of companies which are engaged primarily in activities related to gold and various precious metals, including exploration, mining, development, fabrication, processing or distribution, in instruments that derive their value from the value of precious metals and in gold, silver, platinum and palladium in the form of bullion, coins and storage receipts.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund’s securities may go up or down in value depending on changes in the Canadian stock market, on the relative exchange rates of the U.S. dollar and the Canadian dollar, U.S. and Canadian political and economic developments, and U.S. and Canadian laws relating to investments in Canada. Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities. The Canadian economy is highly dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in these sectors could have an adverse impact on the Canadian economy.

The Fund is also subject to the risk that its target market segment, investments in equity securities of businesses engaged primarily in precious metals activities, may underperform other market segments or the equity markets as a whole. Moreover as a result of the Sub-Adviser’s specialized investment mandate, the Fund may be subject to pronounced cycles and widely varying conditions in the markets. Fluctuations in the price of gold and precious metals often dramatically affect the profitability of companies in the gold and precious metals sector. Political and economic conditions in gold-producing countries may have a direct effect on the mining and distribution of gold, and consequently, on its price. When inflation is low or expected to fall, prices tend to be weak. The Sub-Adviser’s view of global supply and demand may be contrary to general investment opinion at times or otherwise fail to produce the desired result, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to select stocks.

When the Fund invests in storage receipts, it receives certificates evidencing ownership of specific amounts of precious metals bullion, instead of taking physical possession of the bullion represented by the certificate. The Fund relies on the issuers of such documents to maintain the underlying precious metal on deposit. A default by any of the issuers could expose the Fund to loss of the metal on deposit.

The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on precious metal stocks.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose all or some of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund’s performance for each full calendar year since its inception and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. Performance for Institutional Shares and Class II Shares is not shown because Institutional Shares and Class II Shares of the Fund had not commenced operations as of the date of this prospectus. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund’s performance for each full calendar year since its inception and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-572-0968
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dundeewealthus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Return For the years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s year-to-date total return for Class I Shares through September 30, 2012 was 8.61%.

Best Quarter
September 30, 2010	27.19%

Worst Quarter
September 30, 2011	(16.69)%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.69%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2011
Dynamic Gold & Precious Metals Fund | Class I Shares | Dynamic Gold & Precious Metals Fund Prospectus
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWGOX
Management Fees	rr_ManagementFeesOverAssets	0.95%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.74%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[10]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	306
3 Years	rr_ExpenseExampleYear03	1,191
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,159
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,874
Annual Return 2010	rr_AnnualReturn2010	73.42%
Annual Return 2011	rr_AnnualReturn2011	(29.68%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(29.68%)
Since Inception	rr_AverageAnnualReturnSinceInception	25.41%	[14]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009
Dynamic Gold & Precious Metals Fund | Class II Shares | Dynamic Gold & Precious Metals Fund Prospectus
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWGPX
Management Fees	rr_ManagementFeesOverAssets	0.95%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.89%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[10]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	523
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	942
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,111
Dynamic Gold & Precious Metals Fund | Institutional Shares | Dynamic Gold & Precious Metals Fund Prospectus
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWGQX
Management Fees	rr_ManagementFeesOverAssets	0.95%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.64%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[10]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	11,215
3 Years	rr_ExpenseExampleYear03	44,548
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	81,124
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	184,051
Dynamic Gold & Precious Metals Fund | After Taxes on Distributions | Class I Shares | Dynamic Gold & Precious Metals Fund Prospectus
[RiskReturnAbstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(32.55%)
Since Inception	rr_AverageAnnualReturnSinceInception	22.77%	[14]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009
Dynamic Gold & Precious Metals Fund | After Taxes on Distributions and Sales | Class I Shares | Dynamic Gold & Precious Metals Fund Prospectus
[RiskReturnAbstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(19.12%)
Since Inception	rr_AverageAnnualReturnSinceInception	20.64%	[14]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009
Dynamic Gold & Precious Metals Fund | Standard & Poor's/Toronto Stock Exchange Global Gold Index (reflects no deductions for fees, expenses or taxes) | Dynamic Gold & Precious Metals Fund Prospectus
[RiskReturnAbstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Standard & Poor’s/Toronto Stock Exchange Global Gold Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(15.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.74%	[14]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009
Dynamic U.S. Growth Fund | Dynamic U.S. Growth Fund Prospectus
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DYNAMIC U.S. GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Dynamic U.S. Growth Fund (the “Fund”) is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption
Shareholder Fees (fees paid directly from your investment)	None	None	None

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 323.54% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	323.54%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal market conditions, at least 80% of its assets in equity securities of U.S. companies chosen according to a growth oriented investment approach. The Fund may invest in companies of any size, including small and mid capitalization companies, in order to achieve its objective.

When selecting investments for the Fund, GCIC US Ltd. (the “Sub-Adviser”) seeks to identify companies demonstrating strong current or prospective earnings growth relative to the overall market and relative to their peer group. While it will not concentrate its investments in any one industry, the Fund may from time to time have significant exposure in one or more sectors of the economy, especially the more growth-oriented sectors, such as the information technology, consumer discretionary and health care sectors.

Techniques such as fundamental analysis may be used to assess potential investments for the Fund. In conducting fundamental analysis of companies that are being considered for purchase in the Fund, the management team evaluates the financial condition and management of a company, its industry and the overall economy. As part of this evaluation, the Sub-Adviser may:

●	analyze financial data and other information sources;
●	assess the quality of management; and
●	conduct company interviews, where possible.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests, under normal market conditions, at least 80% of its assets in equity securities of U.S. companies chosen according to a growth oriented investment approach.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Since it purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Growth companies also typically do not pay dividends. Companies that pay dividends may experience less significant stock price declines during market downturns.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund may focus its investments from time to time on one or more economic sectors, in particular the information technology sector. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s net asset value and total return. Information technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. Competitive pressures in the information technology sector, and the Fund’s investments in information technology company securities, may subject it to more volatile price movements than a more diversified securities portfolio.

The Sub-Adviser expects a high portfolio turnover rate in excess of 400%.

The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose all or some of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund’s investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below provide an indication of the risk of an investment in the Fund by showing the Fund’s performance for its first full calendar year since its inception. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. Performance for Institutional Shares and Class II Shares is not shown because Institutional Shares and Class II Shares of the Fund had not commenced operations as of the date of this prospectus. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-572-0968
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dundeewealthus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Return For the years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s year-to-date total return for Class I Shares through September 30, 2012 was 17.60%.

Best Quarter
September 30, 2010	22.36%

Worst Quarter
September 30, 2011	(16.50)%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	17.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.50%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2011
Dynamic U.S. Growth Fund | Class I Shares | Dynamic U.S. Growth Fund Prospectus
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWUGX
Management Fees	rr_ManagementFeesOverAssets	0.65%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[15]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	214
3 Years	rr_ExpenseExampleYear03	872
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,600
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,672
Annual Return 2010	rr_AnnualReturn2010	50.67%
Annual Return 2011	rr_AnnualReturn2011	4.61%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.61%
Since Inception	rr_AverageAnnualReturnSinceInception	34.01%	[9]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009
Dynamic U.S. Growth Fund | Class II Shares | Dynamic U.S. Growth Fund Prospectus
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWUHX
Management Fees	rr_ManagementFeesOverAssets	0.65%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.75%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[15]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	396
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	720
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,638
Dynamic U.S. Growth Fund | Institutional Shares | Dynamic U.S. Growth Fund Prospectus
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWUIX
Management Fees	rr_ManagementFeesOverAssets	0.65%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[15]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	7,558
3 Years	rr_ExpenseExampleYear03	31,756
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	58,640
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	135,449
Dynamic U.S. Growth Fund | After Taxes on Distributions | Class I Shares | Dynamic U.S. Growth Fund Prospectus
[RiskReturnAbstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	3.71%
Since Inception	rr_AverageAnnualReturnSinceInception	31.42%	[9]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009
Dynamic U.S. Growth Fund | After Taxes on Distributions and Sales | Class I Shares | Dynamic U.S. Growth Fund Prospectus
[RiskReturnAbstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.03%
Since Inception	rr_AverageAnnualReturnSinceInception	28.10%	[9]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009
Dynamic U.S. Growth Fund | Russell 1000�� Growth Index (reflects no deductions for fees, expenses or taxes) | Dynamic U.S. Growth Fund Prospectus
[RiskReturnAbstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.64%
Since Inception	rr_AverageAnnualReturnSinceInception	21.06%	[9]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.99% for Institutional Shares, 1.09% for Class I Shares and 1.24% for Class II Shares until January 31, 2014. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.
[2]	While the Fund commenced operations on August 14, 2009, the Fund began investing consistent with its investment objective on August 18, 2009.
[3]	"Other Expenses" for Institutional Shares and Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
[4]	On February 2, 2011, the Board of Trustees approved a change in benchmark for the Fund from the Standard & Poor's/Toronto Stock Exchange Capped Energy Trust Index ("Prior Index") to the Standard & Poor's/Toronto Stock Exchange Capped Energy Index. This change was made in light of the conversion of the income trust constituent holdings of the Prior Index to corporations and the anticipated discontinuation of the Prior Index on March 18, 2011.
[5]	"Other Expenses" are estimated for the current fiscal year.
[6]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.05% for Institutional Shares, 1.15% for Class I Shares and 1.30% for Class II Shares until January 31, 2014. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.
[7]	Acquired Fund Fees and Expenses ("AFFE") represent the pro rata expenses indirectly incurred by the Fund as a result of investing in other mutual funds that have their own expenses. AFFE are not used to calculate the Fund's net asset value and do not correlate to the ratio of Expenses to Average Net Assets found in the "Financial Highlights" section of the Prospectus.
[8]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.99% for Institutional Shares, 1.09% for Class I Shares and 1.24% for Class II Shares until January 31, 2014. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver and reimbursement.
[9]	While the Fund commenced operations on March 31, 2009, the Fund began investing consistent with its investment objective on April 2, 2009.
[10]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.10% for Institutional Shares, 1.20% for Class I Shares and 1.35% for Class II Shares until January 31, 2014. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.
[11]	While the Fund commenced operations on March 31, 2009, the Fund began investing consistent with its prior investment objective on April 1, 2009.
[12]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.15% for Institutional Shares, 1.25% for Class I Shares and 1.40% for Class II Shares until January 31, 2014. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.
[13]	Effective September 30, 2011, the Standard & Poor's/Toronto Stock Exchange Equity Income Index and Standard & Poor's/Toronto Stock Exchange Composite Index have replaced the Standard & Poor's Global Infrastructure Index and Morgan Stanley Capital International (MSCI) World Index as more appropriate benchmarks for the Fund. The Standard & Poor's/Toronto Stock Exchange Equity Income Index began its performance history on December 20, 2010. As such, performance results are not available for periods prior to that date.
[14]	While the Fund commenced operations on March 31, 2009, the Fund began investing consistent with its investment objective on April 1, 2009.
[15]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.74% for Institutional Shares, 0.84% for Class I Shares and 0.99% for Class II Shares until January 31, 2014. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.